UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT
                                    COMPANY

                   Investment Company Act file number 811-5281

                        Oppenheimer Champion Income Fund
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                      Date of fiscal year end: September 30

                   Date of reporting period: December 31, 2004

ITEM 1. SCHEDULE OF INVESTMENTS.

OPPENHEIMER CHAMPION INCOME FUND

STATEMENT OF INVESTMENTS  DECEMBER 31, 2004 / UNAUDITED
--------------------------------------------------------------------------------

                                                                           PRINCIPAL
                                                                              AMOUNT              VALUE
--------------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES--0.7%
--------------------------------------------------------------------------------------------------------
Consumer Credit Reference Index Securities Program, Credit Card
Asset-Backed Certificates, Series 2002-B, Cl. FX, 10.421%,
3/22/07 1                                                               $  3,000,000    $     3,089,648
--------------------------------------------------------------------------------------------------------
Goldman Sachs Asset Management CBO Ltd., Sub. Collateralized Bond
Obligations, Series 1A, Cl. D, 12.54%, 6/13/11 1                           2,710,712            677,678
--------------------------------------------------------------------------------------------------------
NC Finance Trust, Collateralized Mtg. Obligations, Series 1999-I,
Cl. ECFD, 8.75%, 1/25/29 1                                                   437,665            116,802
--------------------------------------------------------------------------------------------------------
Norse CBO Ltd., 9.342% Sub. Bonds, Series 1A, Cl. C2, 8/13/10 1            7,500,000          7,350,000
                                                                                        ----------------
Total Asset-Backed Securities (Cost $12,996,175)                                             11,234,128
--------------------------------------------------------------------------------------------------------
MORTGAGE-BACKED OBLIGATIONS--0.1%
--------------------------------------------------------------------------------------------------------
First Chicago/Lennar Trust 1, Commercial Mtg. Pass-Through
Certificates, Series 1997-CHL1, Cl. D, 7.863%, 4/29/39 1,2                   750,000            764,180
--------------------------------------------------------------------------------------------------------
Morgan Stanley Capital I Trust, Commercial Mtg. Pass-Through
Certificates, Series 1997-XL1, Cl. G, 7.695%, 10/3/30                      1,200,000            795,298
                                                                                        ----------------
Total Mortgage-Backed Obligations (Cost $1,902,246)                                           1,559,478
--------------------------------------------------------------------------------------------------------
CORPORATE BONDS AND NOTES--80.3%
--------------------------------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--22.7%
--------------------------------------------------------------------------------------------------------
AUTO COMPONENTS--2.3%
ArvinMeritor, Inc., 8.75% Sr. Unsec. Unsub. Nts., 3/1/12                   4,200,000          4,872,000
--------------------------------------------------------------------------------------------------------
Collins & Aikman Floorcoverings, Inc., 9.75% Sr. Sub. Nts., Series
B, 2/15/10                                                                 2,800,000          3,024,000
--------------------------------------------------------------------------------------------------------
Cooper Standard Automotive Group:
7% Sr. Nts., 12/15/12 3                                                      510,000            520,200
8.375% Sr. Sub. Nts., 12/15/14 3                                             825,000            827,063
--------------------------------------------------------------------------------------------------------
Dana Corp., 10.125% Nts., 3/15/10 1                                        2,000,000          2,267,160
--------------------------------------------------------------------------------------------------------
Dura Operating Corp.:
8.625% Sr. Nts., Series B, 4/15/12                                         3,600,000          3,762,000
9% Sr. Sub. Nts., Series B, 5/1/09 [EUR]                                     300,000            387,386
9% Sr. Unsec. Sub. Nts., Series D, 5/1/09                                    300,000            298,500
--------------------------------------------------------------------------------------------------------
Eagle-Picher, Inc., 9.75% Sr. Nts., 9/1/13                                 3,000,000          3,015,000
--------------------------------------------------------------------------------------------------------
Goodyear Tire & Rubber Co. (The), 7.857% Nts., 8/15/11                     2,600,000          2,652,000
--------------------------------------------------------------------------------------------------------
Keystone Automotive Operations, Inc., 9.75% Sr. Unsec. Sub. Nts.,
11/1/13                                                                      900,000            967,500
--------------------------------------------------------------------------------------------------------
Lear Corp., 8.11% Sr. Unsec. Nts., Series B, 5/15/09                       2,000,000          2,270,410
--------------------------------------------------------------------------------------------------------
Metaldyne Corp.:
10% Sr. Nts., 11/1/13 3                                                    1,200,000          1,146,000
11% Sr. Sub. Nts., 6/15/12                                                 1,450,000          1,210,750
--------------------------------------------------------------------------------------------------------
Stoneridge, Inc., 11.50% Sr. Nts., 5/1/12                                  2,800,000          3,269,000
--------------------------------------------------------------------------------------------------------
Tenneco Automotive, Inc.:
8.625% Sr. Sub. Nts., 11/15/14 3                                           2,600,000          2,717,000
10.25% Sr. Sec. Nts., Series B, 7/15/13                                    2,400,000          2,844,000
--------------------------------------------------------------------------------------------------------
United Components, Inc., 9.375% Sr. Sub. Nts., 6/15/13                     1,350,000          1,471,500
--------------------------------------------------------------------------------------------------------
Visteon Corp., 7% Sr. Unsec. Nts., 3/10/14                                 1,800,000          1,728,000
                                                                                        ----------------
                                                                                             39,249,469
--------------------------------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE--5.9%
Apcoa, Inc., 9.25% Sr. Unsec. Sub. Nts., 3/15/08                           1,675,000          1,649,875
--------------------------------------------------------------------------------------------------------
Aztar Corp., 9% Sr. Unsec. Sub. Nts., 8/15/11                              1,900,000          2,104,250
--------------------------------------------------------------------------------------------------------
Boyd Gaming Corp., 8.75% Sr. Sub. Nts., 4/15/12                            2,900,000          3,240,750
--------------------------------------------------------------------------------------------------------


                      1 | OPPENHEIMER CHAMPION INCOME FUND

OPPENHEIMER CHAMPION INCOME FUND

STATEMENT OF INVESTMENTS  DECEMBER 31, 2004 / UNAUDITED
--------------------------------------------------------------------------------

                                                                           PRINCIPAL
                                                                              AMOUNT              VALUE
--------------------------------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE CONTINEUD
Capital Gaming International, Inc., 11.50% Promissory Nts.,
8/1/1995 1,4,5                                                           $     7,500        $         --
--------------------------------------------------------------------------------------------------------
Carrols Corp., 9% Sr. Sub. Nts., 1/15/13 3                                   770,000            800,800
--------------------------------------------------------------------------------------------------------
Domino's, Inc., 8.25% Sr. Unsec. Sub. Nts., 7/1/11                         1,931,000          2,119,273
--------------------------------------------------------------------------------------------------------
Gaylord Entertainment Co., 8% Sr. Nts., 11/15/13                           1,000,000          1,085,000
--------------------------------------------------------------------------------------------------------
Hilton Hotels Corp.:
7.625% Nts., 12/1/12                                                         200,000            234,241
7.625% Nts., 5/15/08                                                       1,750,000          1,939,611
--------------------------------------------------------------------------------------------------------
Hollywood Park, Inc., 9.25% Sr. Unsec. Sub. Nts., Series B, 2/15/07        2,100,000          2,147,250
--------------------------------------------------------------------------------------------------------
Intrawest Corp., 7.50% Sr. Unsec. Nts., 10/15/13                           2,000,000          2,137,500
--------------------------------------------------------------------------------------------------------
Isle of Capri Casinos, Inc.:
7% Sr. Unsec. Sub. Nts., 3/1/14                                            1,750,000          1,793,750
9% Sr. Sub. Nts., 3/15/12                                                  2,400,000          2,658,000
--------------------------------------------------------------------------------------------------------
John Q. Hammons Hotels, Inc., 8.875% Sr. Nts., Series B, 5/15/12           3,250,000          3,688,750
--------------------------------------------------------------------------------------------------------
La Quinta Properties, Inc., 7% Sr. Sec. Nts., 8/15/12                      1,800,000          1,912,500
--------------------------------------------------------------------------------------------------------
Mandalay Resort Group:
9.375% Sr. Sub. Nts., 2/15/10                                              1,000,000          1,170,000
10.25% Sr. Unsec. Sub. Nts., Series B, 8/1/07                              4,000,000          4,540,000
--------------------------------------------------------------------------------------------------------
MGM Mirage, Inc.:
5.875% Sr. Nts., 2/27/14                                                   2,200,000          2,172,500
8.375% Sr. Unsec. Sub. Nts., 2/1/11                                        1,900,000          2,151,750
9.75% Sr. Unsec. Sub. Nts., 6/1/07                                         1,000,000          1,115,000
--------------------------------------------------------------------------------------------------------
Mohegan Tribal Gaming Authority:
6.375% Sr. Sub. Nts., 7/15/09                                              1,200,000          1,239,000
8% Sr. Sub. Nts., 4/1/12                                                   1,300,000          1,417,000
--------------------------------------------------------------------------------------------------------
NCL Corp., 10.625% Sr. Nts., 7/15/14 3                                     2,250,000          2,261,250
--------------------------------------------------------------------------------------------------------
Park Place Entertainment Corp.:
7.875% Sr. Sub. Nts., 3/15/10                                              4,500,000          5,090,625
9.375% Sr. Unsec. Sub. Nts., 2/15/07                                       3,350,000          3,701,750
--------------------------------------------------------------------------------------------------------
Penn National Gaming, Inc., 8.875% Sr. Sub. Nts., 3/15/10                  2,200,000          2,411,750
--------------------------------------------------------------------------------------------------------
Pinnacle Entertainment, Inc., 8.25% Sr. Unsec. Sub. Nts., 3/15/12          3,800,000          4,056,500
--------------------------------------------------------------------------------------------------------
Premier Cruise Ltd., 11% Sr. Nts., 3/15/08 1,4,5                           3,900,000                  --
--------------------------------------------------------------------------------------------------------
Royal Caribbean Cruises Ltd., 8.75% Sr. Unsub. Nts., 2/2/11                2,000,000          2,372,500
--------------------------------------------------------------------------------------------------------
Six Flags, Inc.:
8.875% Sr. Unsec. Nts., 2/1/10                                             3,000,000          3,052,500
9.625% Sr. Nts., 6/1/14                                                      146,000            147,460
9.75% Sr. Nts., 4/15/13                                                      400,000            408,000
--------------------------------------------------------------------------------------------------------
Starwood Hotels & Resorts Worldwide, Inc., 7.875% Sr. Nts., 5/1/12         5,150,000          5,909,625
--------------------------------------------------------------------------------------------------------
Station Casinos, Inc.:
6.50% Sr. Unsec. Sub. Nts., 2/1/14                                         6,150,000          6,349,875
9.875% Sr. Unsec. Sub. Nts., 7/1/10                                        2,525,000          2,670,188
--------------------------------------------------------------------------------------------------------
Sun International Hotels Ltd., 8.875% Sr. Unsec. Sub. Nts., 8/15/11        3,500,000          3,841,250
--------------------------------------------------------------------------------------------------------
Universal City Development Partners Ltd., 11.75% Sr. Nts., 4/1/10          2,700,000          3,202,875
--------------------------------------------------------------------------------------------------------
Vail Resorts, Inc., 6.75% Sr. Sub. Nts., 2/15/14                           2,700,000          2,760,750
--------------------------------------------------------------------------------------------------------
Venetian Casino Resort LLC/Las Vegas Sands, Inc., 11% Sec. Nts.,
6/15/10                                                                    2,200,000          2,521,750
--------------------------------------------------------------------------------------------------------
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.,
6.625% Nts., 12/1/14 3                                                    10,400,000         10,348,000
                                                                                        ----------------
                                                                                            102,423,448
--------------------------------------------------------------------------------------------------------
HOUSEHOLD DURABLES--1.8%
Beazer Homes USA, Inc., 8.375% Sr. Nts., 4/15/12                           2,800,000          3,094,000
--------------------------------------------------------------------------------------------------------
Blount, Inc., 8.875% Sr. Sub. Nts., 8/1/12                                 2,100,000          2,289,000
--------------------------------------------------------------------------------------------------------


                      2 | OPPENHEIMER CHAMPION INCOME FUND

OPPENHEIMER CHAMPION INCOME FUND

STATEMENT OF INVESTMENTS  DECEMBER 31, 2004 / UNAUDITED
--------------------------------------------------------------------------------

                                                                           PRINCIPAL
                                                                              AMOUNT              VALUE
--------------------------------------------------------------------------------------------------------
HOUSEHOLD DURABLES CONTINUED
D.R. Horton, Inc.:
9.375% Sr. Unsec. Sub. Nts., 3/15/11                                     $   400,000        $   444,000
9.75% Sr. Sub. Nts., 9/15/10                                                 600,000            729,000
--------------------------------------------------------------------------------------------------------
K. Hovnanian Enterprises, Inc., 8.875% Sr. Sub. Nts., 4/1/12               1,600,000          1,776,000
--------------------------------------------------------------------------------------------------------
KB Home:
8.625% Sr. Sub. Nts., 12/15/08                                             1,550,000          1,759,250
9.50% Sr. Unsec. Sub. Nts., 2/15/11                                        1,950,000          2,154,750
--------------------------------------------------------------------------------------------------------
Meritage Corp., 9.75% Sr. Unsec. Nts., 6/1/11                              2,800,000          3,108,000
--------------------------------------------------------------------------------------------------------
Norcraft Cos. LP, 9% Sr. Sub. Nts., 11/1/11 1                              1,200,000          1,302,000
--------------------------------------------------------------------------------------------------------
Sealy Mattress Co., 8.25% Sr. Sub. Nts., 6/15/14                             900,000            958,500
--------------------------------------------------------------------------------------------------------
Standard Pacific Corp., 9.25% Sr. Sub. Nts., 4/15/12                       2,000,000          2,330,000
--------------------------------------------------------------------------------------------------------
Toll Corp., 8.25% Sr. Sub. Nts., 12/1/11                                   1,500,000          1,665,000
--------------------------------------------------------------------------------------------------------
WCI Communities, Inc.:
9.125% Sr. Sub. Nts., 5/1/12                                               1,900,000          2,118,500
10.625% Sr. Unsec. Sub. Nts., 2/15/11                                      1,800,000          2,007,000
--------------------------------------------------------------------------------------------------------
William Lyon Homes, Inc., 10.75% Sr. Nts., 4/1/13                          2,500,000          2,821,875
--------------------------------------------------------------------------------------------------------
Williams Scotsman, Inc., 9.875% Sr. Unsec. Nts., 6/1/07                    2,900,000          2,914,500
                                                                                        ----------------
                                                                                             31,471,375
--------------------------------------------------------------------------------------------------------
MEDIA--10.6%
Adelphia Communications Corp.:
7.875% Sr. Unsec. Nts., 5/1/09 4,5                                         1,740,000          1,626,900
8.125% Sr. Nts., Series B, 7/15/03 4,5                                     5,000,000          4,725,000
10.25% Sr. Unsec. Nts., 11/1/06 4,5                                        1,000,000            977,500
10.875% Sr. Unsec. Nts., 10/1/10 4,5                                       2,700,000          2,686,500
--------------------------------------------------------------------------------------------------------
Allbritton Communications Co., 7.75% Sr. Unsec. Sub. Nts., 12/15/12        1,500,000          1,560,000
--------------------------------------------------------------------------------------------------------
AMC Entertainment, Inc.:
8% Sr. Unsec. Sub. Nts., 3/1/14                                            2,100,000          2,100,000
9.50% Sr. Unsec. Sub. Nts., 2/1/11                                         4,059,000          4,216,286
--------------------------------------------------------------------------------------------------------
American Media Operations, Inc.:
8.875% Sr. Unsec. Sub. Nts., 1/15/11                                       3,450,000          3,687,188
10.25% Sr. Unsec. Sub. Nts., Series B, 5/1/09                                450,000            476,438
--------------------------------------------------------------------------------------------------------
Block Communications, Inc., 9.25% Sr. Sub. Nts., 4/15/09                   1,500,000          1,642,500
--------------------------------------------------------------------------------------------------------
Carmike Cinemas, Inc., 7.50% Sr. Sub. Nts., 2/15/14                        2,100,000          2,160,375
--------------------------------------------------------------------------------------------------------
CBD Media LLC/CBD Finance, Inc., 8.625% Sr. Sub. Nts., 6/1/11                700,000            743,750
--------------------------------------------------------------------------------------------------------
Charter Communications Holdings II LLC, 10.25% Sr. Unsec. Nts.,
9/15/10                                                                    2,150,000          2,289,750
--------------------------------------------------------------------------------------------------------
Charter Communications Holdings LLC/Charter Communications
Holdings Capital Corp.:
0%/11.75% Sr. Unsec. Sub. Disc. Nts., 5/15/11 6                            1,300,000            962,000
8.375% Sr. Nts., Second Lien, 4/30/14 3                                   15,900,000         16,854,000
--------------------------------------------------------------------------------------------------------
Cinemark USA, Inc., 9% Sr. Unsec. Sub. Nts., 2/1/13                        1,400,000          1,604,750
--------------------------------------------------------------------------------------------------------
Cinemark, Inc., 0%/9.75% Sr. Unsec. Disc. Nts., 3/15/14 6                  4,800,000          3,648,000
--------------------------------------------------------------------------------------------------------
Corus Entertainment, Inc., 8.75% Sr. Sub. Nts., 3/1/12                     1,800,000          1,984,500
--------------------------------------------------------------------------------------------------------
CSC Holdings, Inc., 7.625% Sr. Unsec. Unsub. Nts., Series B, 4/1/11        4,750,000          5,141,875
--------------------------------------------------------------------------------------------------------
Dex Media East LLC/Dex Media East Finance Co., 9.875% Sr. Unsec.
Nts., 11/15/09                                                             3,500,000          4,003,125
--------------------------------------------------------------------------------------------------------
Dex Media West LLC, 5.875% Sr. Nts., 11/15/11 3                            4,100,000          4,100,000
--------------------------------------------------------------------------------------------------------
Dex Media West LLC/Dex Media West Finance Co.:
8.50% Sr. Nts., 8/15/10                                                    2,200,000          2,458,500
9.875% Sr. Sub. Nts., 8/15/13                                              3,613,000          4,182,048
--------------------------------------------------------------------------------------------------------
Dex Media, Inc., 8% Unsec. Nts., 11/15/13                                 10,100,000         10,983,750
--------------------------------------------------------------------------------------------------------


                      3 | OPPENHEIMER CHAMPION INCOME FUND

OPPENHEIMER CHAMPION INCOME FUND

STATEMENT OF INVESTMENTS  DECEMBER 31, 2004 / UNAUDITED
--------------------------------------------------------------------------------

                                                                           PRINCIPAL
                                                                              AMOUNT              VALUE
--------------------------------------------------------------------------------------------------------
MEDIA CONTINUED
DirecTV Holdings LLC/DirecTV Financing Co., Inc., 8.375% Sr.
Unsec. Nts., 3/15/13                                                     $ 8,350,000    $     9,404,188
--------------------------------------------------------------------------------------------------------
EchoStar DBS Corp.:
6.625% Sr. Nts., 10/1/14 3                                                 6,800,000          6,919,000
9.125% Sr. Nts., 1/15/09                                                   4,991,000          5,515,055
--------------------------------------------------------------------------------------------------------
Emmis Operating Co., 6.875% Sr. Unsec. Sub. Nts., 5/15/12                  2,400,000          2,523,000
--------------------------------------------------------------------------------------------------------
Entercom Radio LLC/Entercom Capital, Inc., 7.625% Sr. Unsec. Sub.
Nts., 3/1/14                                                               1,500,000          1,621,875
--------------------------------------------------------------------------------------------------------
Entravision Communications Corp., 8.125% Sr. Sub. Nts., 3/15/09            3,000,000          3,217,500
--------------------------------------------------------------------------------------------------------
Granite Broadcasting Corp., 9.75% Sr. Sec. Nts., 12/1/10                   4,046,000          3,884,160
--------------------------------------------------------------------------------------------------------
Gray Television, Inc., 9.25% Sr. Sub. Nts., 12/15/11                       1,750,000          1,968,750
--------------------------------------------------------------------------------------------------------
Insight Midwest LP/Insight Capital, Inc., 9.75% Sr. Nts., 10/1/09            350,000            368,375
--------------------------------------------------------------------------------------------------------
Lamar Media Corp., 7.25% Sr. Unsec. Sub. Nts., 1/1/13                      1,000,000          1,085,000
--------------------------------------------------------------------------------------------------------
Lin Television Corp., 6.50% Sr. Sub. Nts., 5/15/13                         1,800,000          1,860,750
--------------------------------------------------------------------------------------------------------
LodgeNet Entertainment Corp., 9.50% Sr. Sub. Debs., 6/15/13                1,350,000          1,498,500
--------------------------------------------------------------------------------------------------------
Mediacom LLC/Mediacom Capital Corp., 9.50% Sr. Unsec. Nts., 1/15/13        3,346,000          3,375,278
--------------------------------------------------------------------------------------------------------
MediaNews Group, Inc.:                                                     4,600,000          4,577,000
6.375% Sr. Sub. Nts., 4/1/14
6.875% Sr. Unsec. Sub. Nts., 10/1/13                                       1,800,000          1,854,000
--------------------------------------------------------------------------------------------------------
News America Holdings, Inc., 8.875% Sr. Debs., 4/26/23                       400,000            521,372
--------------------------------------------------------------------------------------------------------
PanAmSat Corp., 9% Sr. Nts., 8/15/14 3                                     4,200,000          4,709,250
--------------------------------------------------------------------------------------------------------
PRIMEDIA, Inc.:
8% Sr. Nts., 5/15/13                                                       4,500,000          4,651,875
8.875% Sr. Unsec. Nts., 5/15/11                                              146,000            155,125
--------------------------------------------------------------------------------------------------------
R.H. Donnelley Financial Corp. I:
8.875% Sr. Nts., 12/15/10 3                                                1,900,000          2,128,000
10.875% Sr. Sub. Nts., 12/15/12 3                                          3,100,000          3,696,750
--------------------------------------------------------------------------------------------------------
Radio One, Inc., 8.875% Sr. Unsec. Sub. Nts., Series B, 7/1/11             1,950,000          2,132,813
--------------------------------------------------------------------------------------------------------
Rainbow National Services LLC, 8.75% Sr. Nts., 9/1/12 3                    4,300,000          4,740,750
--------------------------------------------------------------------------------------------------------
Rogers Cable, Inc., 6.75% Sr. Sec. Second Priority Nts., 3/15/15 3         1,500,000          1,541,250
--------------------------------------------------------------------------------------------------------
Sinclair Broadcast Group, Inc.:
8% Sr. Unsec. Sub. Nts., 3/15/12                                           7,050,000          7,525,875
8.75% Sr. Sub. Nts., 12/15/11                                              1,250,000          1,367,188
--------------------------------------------------------------------------------------------------------
Spanish Broadcasting System, Inc., 9.625% Sr. Unsec. Sub. Nts.,
11/1/09                                                                    4,750,000          4,999,375
--------------------------------------------------------------------------------------------------------
Vertis, Inc.:
9.75% Sr. Sec. Nts., 4/1/09                                                1,850,000          2,016,500
10.875% Sr. Unsec. Nts., Series B, 6/15/09                                   800,000            872,000
--------------------------------------------------------------------------------------------------------
WMG Holdings Corp.:
0%/9.50% Sr. Disc. Nts., 12/15/14 3,6                                      3,700,000          2,381,875
6.905% Sr. Nts., 12/15/11  2,3                                             2,600,000          2,632,500
--------------------------------------------------------------------------------------------------------
WRC Media, Inc., /Weekly Reader Corp./CompassLearning, Inc.,
12.75% Sr. Sub. Nts., 11/15/09                                             3,000,000          2,868,750
                                                                                        ----------------
                                                                                            183,428,414
--------------------------------------------------------------------------------------------------------
MULTILINE RETAIL--0.1%
Saks, Inc.:
8.25% Sr. Unsec. Nts., 11/15/08                                            1,000,000          1,100,000
9.875% Nts., 10/1/11                                                       1,000,000          1,190,000
                                                                                        ----------------
                                                                                              2,290,000


                      4 | OPPENHEIMER CHAMPION INCOME FUND

OPPENHEIMER CHAMPION INCOME FUND

STATEMENT OF INVESTMENTS  DECEMBER 31, 2004 / UNAUDITED
--------------------------------------------------------------------------------

                                                                           PRINCIPAL
                                                                              AMOUNT              VALUE
--------------------------------------------------------------------------------------------------------
SPECIALTY RETAIL--1.1%
Asbury Automotive Group, Inc., 9% Sr. Sub. Nts., 6/15/12                 $ 2,500,000    $     2,637,500
--------------------------------------------------------------------------------------------------------
Atlantic Broadband Finance LLC, 9.375% Sr. Sub. Nts., 1/15/14 3              950,000            923,875
--------------------------------------------------------------------------------------------------------
AutoNation, Inc., 9% Sr. Unsec. Nts., 8/1/08                               2,500,000          2,868,750
--------------------------------------------------------------------------------------------------------
Boise Cascade LLC/Boise Cascade Finance Corp., 7.125% Sr. Sub.
Nts., 10/15/14 3                                                           3,200,000          3,400,000
--------------------------------------------------------------------------------------------------------
Building Materials Corp. of America, 8% Sr. Nts, 12/1/08                   1,350,000          1,397,250
--------------------------------------------------------------------------------------------------------
Eye Care Centers of America, Inc., 9.125% Sr. Unsec. Sub. Nts.,
5/1/08                                                                       500,000            502,500
--------------------------------------------------------------------------------------------------------
Finlay Fine Jewelry Corp., 8.375% Sr. Unsec. Nts., 6/1/12                  1,300,000          1,410,500
--------------------------------------------------------------------------------------------------------
Hollywood Entertainment Corp., 9.625% Sr. Sub. Nts., 3/15/11                 750,000            798,750
--------------------------------------------------------------------------------------------------------
Petco Animal Supplies, Inc., 10.75% Sr. Sub. Nts., 11/1/11                 3,000,000          3,525,000
--------------------------------------------------------------------------------------------------------
Rent-A-Center, Inc., 7.50% Sr. Unsec. Sub. Nts., Series B, 5/1/10          1,100,000          1,145,375
                                                                                        ----------------
                                                                                             18,609,500
--------------------------------------------------------------------------------------------------------
TEXTILES, APPAREL & LUXURY GOODS--0.9%
Invista, Inc., 9.25% Sr. Nts., 5/1/12 3                                    6,000,000          6,720,000
--------------------------------------------------------------------------------------------------------
Levi Strauss & Co.:
7% Unsec. Nts., 11/1/06                                                    2,150,000          2,268,250
9.75% Sr. Nts., 1/15/15 3                                                  1,900,000          1,890,500
11.625% Sr. Unsec. Nts., 1/15/08                                             800,000            844,000
--------------------------------------------------------------------------------------------------------
Oxford Industries, Inc., 8.875% Sr. Nts., 6/1/11                           1,250,000          1,348,438
--------------------------------------------------------------------------------------------------------
Russell Corp., 9.25% Sr. Nts., 5/1/10                                      2,000,000          2,155,000
                                                                                        ----------------
                                                                                             15,226,188
--------------------------------------------------------------------------------------------------------
CONSUMER STAPLES--3.2%
--------------------------------------------------------------------------------------------------------
BEVERAGES--0.1%
Constellation Brands, Inc., 8.125% Sr. Sub. Nts., 1/15/12                  2,000,000          2,182,500
--------------------------------------------------------------------------------------------------------
FOOD & STAPLES RETAILING--0.7%
Great Atlantic & Pacific Tea Co., Inc. (The), 9.125% Sr. Nts.,
12/15/11                                                                     846,000            797,355
--------------------------------------------------------------------------------------------------------
Ingles Markets, Inc., 8.875% Sr. Unsec. Sub. Nts., 12/1/11                 1,146,000          1,231,950
--------------------------------------------------------------------------------------------------------
Jean Coutu Group (PJC), Inc. (The):
7.625% Sr. Nts., 8/1/12 3                                                  2,000,000          2,125,000
8.50% Sr. Sub. Nts., 8/1/14 3                                              2,800,000          2,884,000
--------------------------------------------------------------------------------------------------------
Rite Aid Corp.:
8.125% Sr. Sec. Nts., 5/1/10                                               2,600,000          2,762,500
9.50% Sr. Sec. Nts., 2/15/11                                               1,600,000          1,764,000
                                                                                        ----------------
                                                                                             11,564,805
--------------------------------------------------------------------------------------------------------
FOOD PRODUCTS--2.0%
American Seafoods Group LLC, 10.125% Sr. Sub. Nts., 4/15/10                3,500,000          3,762,500
--------------------------------------------------------------------------------------------------------
Burns Philp Capital Property Ltd., 9.75% Sr. Unsec. Sub. Nts.,
7/15/12                                                                    1,650,000          1,823,250
--------------------------------------------------------------------------------------------------------
Chiquita Brands International, Inc., 7.50% Sr. Nts., 11/1/14 1               900,000            915,750
--------------------------------------------------------------------------------------------------------
Del Monte Corp.:
8.625% Sr. Sub. Nts., 12/15/12                                             3,600,000          4,050,000
9.25% Sr. Unsec. Sub. Nts., 5/15/11                                        1,450,000          1,595,000
--------------------------------------------------------------------------------------------------------
Doane Pet Care Co., 10.75% Sr. Nts., 3/1/10                                4,625,000          4,971,875
--------------------------------------------------------------------------------------------------------
Dole Food Co., Inc.:
8.625% Sr. Nts., 5/1/09                                                    3,000,000          3,277,500
8.875% Sr. Unsec. Nts., 3/15/11                                            1,300,000          1,420,250
--------------------------------------------------------------------------------------------------------
Hines Nurseries, Inc., 10.25% Sr. Unsec. Sub. Nts., 10/1/11                1,500,000          1,646,250
--------------------------------------------------------------------------------------------------------
Pinnacle Foods Holding Corp.:
8.25% Sr. Sub. Nts., 12/1/13 3                                             1,700,000          1,627,750


                      5 | OPPENHEIMER CHAMPION INCOME FUND

OPPENHEIMER CHAMPION INCOME FUND

STATEMENT OF INVESTMENTS  DECEMBER 31, 2004 / UNAUDITED
--------------------------------------------------------------------------------

                                                                           PRINCIPAL
                                                                              AMOUNT              VALUE
--------------------------------------------------------------------------------------------------------
FOOD PRODUCTS CONTINUED
8.25% Sr. Sub. Nts., 12/1/13 3                                            $  900,000    $       861,750
--------------------------------------------------------------------------------------------------------
Smithfield Foods, Inc., 8% Sr. Nts., Series B, 10/15/09                    2,400,000          2,670,000
--------------------------------------------------------------------------------------------------------
Swift & Co., 10.125% Sr. Nts., 10/1/09                                     2,500,000          2,800,000
--------------------------------------------------------------------------------------------------------
United Biscuits Finance plc:
10.625% Sr. Sub. Nts., 4/15/11 [EUR]                                       1,000,000          1,440,805
10.75% Sr. Sub. Nts., 4/15/11 1 [GBP]                                      1,000,000          1,967,899
                                                                                        ----------------
                                                                                             34,830,579
--------------------------------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS--0.3%
Church & Dwight Co., Inc., 6% Sr. Sub. Nts., 12/15/12 3                    1,800,000          1,840,500
--------------------------------------------------------------------------------------------------------
Playtex Products, Inc.:
8% Sr. Sec. Nts., 3/1/11                                                   2,500,000          2,743,750
9.375% Sr. Unsec. Sub. Nts., 6/1/11                                          200,000            214,500
                                                                                        ----------------
                                                                                              4,798,750
--------------------------------------------------------------------------------------------------------
PERSONAL PRODUCTS--0.1%
Elizabeth Arden, Inc., 7.75% Sr. Unsec. Sub. Nts., 1/15/14                 1,200,000          1,278,000
--------------------------------------------------------------------------------------------------------
ENERGY--7.6%
--------------------------------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES--1.4%
BRL Universal Equipment Corp., 8.875% Sr. Sec. Nts., 2/15/08               2,750,000          2,904,688
--------------------------------------------------------------------------------------------------------
Dresser, Inc., 9.375% Sr. Sub. Nts., 4/15/11                               1,200,000          1,320,000
--------------------------------------------------------------------------------------------------------
Grant Prideco, Inc., 9% Sr. Unsec. Nts., 12/15/09                          1,200,000          1,335,000
--------------------------------------------------------------------------------------------------------
Hanover Compress Co., 8.625% Sr. Nts., 12/15/10                            2,400,000          2,634,000
--------------------------------------------------------------------------------------------------------
Hanover Equipment Trust 2001A, 8.50% Sr. Sec. Nts., Series A,
9/1/08                                                                     1,500,000          1,620,000
--------------------------------------------------------------------------------------------------------
Hornbeck Offshore Services, Inc., 6.125% Sr. Nts., 12/1/14 3               2,400,000          2,424,000
--------------------------------------------------------------------------------------------------------
Ocean Rig Norway AS, 10.25% Sr. Sec. Nts., 6/1/08                          4,875,000          5,045,625
--------------------------------------------------------------------------------------------------------
Petroleum Helicopters, Inc., 9.375% Sr. Nts., 5/1/09                       1,500,000          1,650,000
--------------------------------------------------------------------------------------------------------
Superior Energy Services, Inc., LLC, 8.875% Sr. Unsec. Nts.,
5/15/11                                                                    2,000,000          2,200,000
--------------------------------------------------------------------------------------------------------
Universal Compression, Inc., 7.25% Sr. Unsec. Sub. Nts., 5/15/10 1         2,800,000          3,003,000
                                                                                        ----------------
                                                                                             24,136,313
--------------------------------------------------------------------------------------------------------
OIL & GAS--6.2%
ANR Pipeline Co., 8.875% Sr. Nts., 3/15/10                                 1,400,000          1,575,000
--------------------------------------------------------------------------------------------------------
Chesapeake Energy Corp.:
6.375% Sr. Nts., 6/15/15 3                                                 1,700,000          1,755,250
6.875% Sr. Unsec. Nts., 1/15/16                                            1,120,000          1,178,800
9% Sr. Nts., 8/15/12                                                       2,200,000          2,524,500
--------------------------------------------------------------------------------------------------------
El Paso Corp., 7.875% Sr. Unsec. Nts., 6/15/12                             6,246,000          6,566,108
--------------------------------------------------------------------------------------------------------
El Paso Energy Corp., 7.625% Nts., 7/15/11                                 1,800,000          1,872,000
--------------------------------------------------------------------------------------------------------
El Paso Production Holding Co., 7.75% Sr. Unsec. Nts., 6/1/13              7,550,000          7,946,375
--------------------------------------------------------------------------------------------------------
EXCO Resources, Inc., 7.25% Sr. Nts., 1/15/11                              1,750,000          1,881,250
--------------------------------------------------------------------------------------------------------
Forest Oil Corp., 7.75% Sr. Nts., 5/1/14                                   2,800,000          3,059,000
--------------------------------------------------------------------------------------------------------
Frontier Oil Corp., 6.625% Sr. Nts., 10/1/11 3                             1,500,000          1,537,500
--------------------------------------------------------------------------------------------------------
MarkWest Energy Partners LP/MarkWest Energy Finance Corp., 6.875%
Sr. Nts., 11/1/14 3                                                          850,000            867,000
--------------------------------------------------------------------------------------------------------
Newfield Exploration Co.:
6.625% Sr. Unsec. Sub. Nts., 9/1/14 3                                      4,500,000          4,781,250
8.375% Sr. Sub. Nts., 8/15/12                                              2,800,000          3,150,000
--------------------------------------------------------------------------------------------------------
Plains Exploration & Production Co., 7.125% Sr. Nts., 6/15/14              2,300,000          2,518,500
--------------------------------------------------------------------------------------------------------
Premcor Refining Group, Inc.:
6.75% Sr. Nts., 5/1/14                                                     2,800,000          2,989,000
--------------------------------------------------------------------------------------------------------


                      6 | OPPENHEIMER CHAMPION INCOME FUND

OPPENHEIMER CHAMPION INCOME FUND

STATEMENT OF INVESTMENTS  DECEMBER 31, 2004 / UNAUDITED
--------------------------------------------------------------------------------

                                                                           PRINCIPAL
                                                                              AMOUNT              VALUE
--------------------------------------------------------------------------------------------------------
OIL & GAS CONTINUED
9.50% Sr. Nts., 2/1/13                                                   $ 2,400,000    $     2,796,000
--------------------------------------------------------------------------------------------------------
Range Resources Corp., 7.375% Sr. Sub. Nts., 7/15/13                       1,800,000          1,939,500
--------------------------------------------------------------------------------------------------------
Southern Natural Gas Co.:
7.35% Nts., 2/15/31                                                        2,500,000          2,606,250
8% Sr. Unsub. Nts., 3/1/32 1                                               4,000,000          4,385,000
8.875% Sr. Nts., 3/15/10                                                   1,800,000          2,025,000
--------------------------------------------------------------------------------------------------------
Stone Energy Corp.:
6.75% Sr. Sub. Nts., 12/15/14 3                                            1,080,000          1,082,700
8.25% Sr. Unsec. Sub. Nts., 12/15/11                                       4,900,000          5,316,500
--------------------------------------------------------------------------------------------------------
Teekay Shipping Corp., 8.875% Sr. Nts., 7/15/11                            3,000,000          3,495,000
--------------------------------------------------------------------------------------------------------
Tennessee Gas Pipeline Co., 7.50% Bonds, 4/1/17                           10,750,000         11,905,625
--------------------------------------------------------------------------------------------------------
Tesoro Petroleum Corp.:
8% Sr. Sec. Nts., 4/15/08                                                  2,400,000          2,622,000
9.625% Sr. Sub. Nts., 4/1/12                                               1,396,000          1,612,380
--------------------------------------------------------------------------------------------------------
Transcontinental Gas Pipe Line Corp.:
6.125% Nts., 1/15/05                                                         800,000            800,000
8.875% Sr. Unsub. Nts., Series B, 7/15/12                                    600,000            732,750
--------------------------------------------------------------------------------------------------------
Whiting Petroleum Corp., 7.25% Sr. Sub. Nts., 5/1/12                       3,300,000          3,465,000
--------------------------------------------------------------------------------------------------------
Williams Cos., Inc. (The):
7.125% Nts., 9/1/11                                                        9,000,000          9,877,500
7.625% Nts., 7/15/19                                                       3,600,000          3,978,000
7.875% Nts., 9/1/21                                                          850,000            952,000
8.75% Unsec. Nts., 3/15/32                                                 2,300,000          2,653,625
--------------------------------------------------------------------------------------------------------
Williams Holdings of Delaware, Inc., 6.50% Nts., 12/1/08                     800,000            840,000
                                                                                        ----------------
                                                                                            107,286,363
--------------------------------------------------------------------------------------------------------
FINANCIALS--2.5%
--------------------------------------------------------------------------------------------------------
CAPITAL MARKETS--1.0%
American Color Graphics, Inc., 10% Sr. Sec. Nts., 6/15/10                  1,350,000          1,145,813
--------------------------------------------------------------------------------------------------------
BCP Caylux Holdings Luxembourg SCA, 9.625% Sr. Sub. Nts., 6/15/14 3        6,050,000          6,851,625
--------------------------------------------------------------------------------------------------------
Berry Plastics Corp., 10.75% Sr. Sub. Nts., 7/15/12                        4,950,000          5,692,500
--------------------------------------------------------------------------------------------------------
DeCrane Aircraft Holdings, Inc., 12% Sr. Unsec. Sub. Nts., Series          3,450,000          2,328,750
B, 9/30/08
                                                                                        ----------------
                                                                                             16,018,688
--------------------------------------------------------------------------------------------------------
COMMERCIAL BANKS--0.3%
ABN Amro Bank NV (NY Branch), 4% Sec. Nts., 11/5/17 1,2                    2,808,552          2,345,141
--------------------------------------------------------------------------------------------------------
Bank Plus Corp., 12% Sr. Nts., 7/18/07                                       578,000            621,350
--------------------------------------------------------------------------------------------------------
BankUnited Capital Trust, 10.25% Capital Securities, 12/31/26                750,000            815,625
--------------------------------------------------------------------------------------------------------
Western Financial Bank, 9.625% Unsec. Sub. Debs., 5/15/12                  1,600,000          1,832,000
                                                                                        ----------------
                                                                                              5,614,116
--------------------------------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--0.2%
Affinia Group, Inc., 9% Sr. Sub. Nts., 11/30/14 3                          1,000,000          1,047,500
--------------------------------------------------------------------------------------------------------
Global Cash Access LLC/Global Cash Finance Corp., 8.75% Sr. Sub.
Nts., 3/15/12 1                                                            1,200,000          1,299,000
--------------------------------------------------------------------------------------------------------
Universal City Florida:
7.20% Sr. Nts., 5/1/10 1,2                                                   775,000            809,875
8.375% Sr. Nts., 5/1/10 1                                                    650,000            677,625
                                                                                        ----------------
                                                                                              3,834,000
--------------------------------------------------------------------------------------------------------
INSURANCE--0.1%
Texas Gas Transmission Corp., 7.25% Debs., 7/15/27                         1,000,000          1,160,824



                      7 | OPPENHEIMER CHAMPION INCOME FUND

OPPENHEIMER CHAMPION INCOME FUND

STATEMENT OF INVESTMENTS  DECEMBER 31, 2004 / UNAUDITED
--------------------------------------------------------------------------------

                                                                           PRINCIPAL
                                                                              AMOUNT              VALUE
--------------------------------------------------------------------------------------------------------
REAL ESTATE--0.9%
American Casino & Entertainment Properties LLC, 7.85% Sr. Sec.
Nts., 2/1/12                                                            $  1,750,000    $     1,868,125
--------------------------------------------------------------------------------------------------------
Felcor Lodging LP, 9% Sr. Nts., 6/1/11                                     3,540,000          4,026,750
--------------------------------------------------------------------------------------------------------
HMH Properties, Inc., 7.875% Sr. Nts., Series B, 8/1/08                    1,325,000          1,368,063
--------------------------------------------------------------------------------------------------------
Host Marriott LP, 9.50% Sr. Nts., 1/15/07                                  4,300,000          4,730,000
--------------------------------------------------------------------------------------------------------
MeriStar Hospitality Corp.:
9.125% Sr. Unsec. Nts., 1/15/11                                            2,096,000          2,274,160
10.50% Sr. Unsec. Nts., 6/15/09                                            1,400,000          1,533,000
                                                                                        ----------------
                                                                                             15,800,098
--------------------------------------------------------------------------------------------------------
HEALTH CARE--6.0%
--------------------------------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES--0.9%
Dade Behring Holdings, Inc., 11.91% Sr. Unsec. Sub. Nts., 10/3/10            798,117            891,896
--------------------------------------------------------------------------------------------------------
Fisher Scientific International, Inc., 8.125% Sr. Sub. Nts., 5/1/12        2,630,000          2,932,450
--------------------------------------------------------------------------------------------------------
HMP Equity Holdings Corp., 15.63% Sr. Disc. Nts., 5/15/08 7               10,300,000          6,862,375
--------------------------------------------------------------------------------------------------------
Inverness Medical Innovations, Inc., 8.75% Sr. Sub. Nts., 2/15/12 1        1,100,000          1,155,000
--------------------------------------------------------------------------------------------------------
Sybron Dental Specialties, Inc., 8.125% Sr. Sub. Nts., 6/15/12             2,500,000          2,737,500
--------------------------------------------------------------------------------------------------------
Universal Hospital Services, Inc., 10.125% Sr. Unsec. Nts., 11/1/11        1,700,000          1,776,500
                                                                                        ----------------
                                                                                             16,355,721
--------------------------------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES--4.9%
Alderwoods Group, Inc., 7.75% Sr. Nts., 9/15/12 3                          3,000,000          3,255,000
--------------------------------------------------------------------------------------------------------
AmeriPath, Inc., 10.50% Sr. Unsec. Sub. Nts., 4/1/13                       2,000,000          2,135,000
--------------------------------------------------------------------------------------------------------
Beverly Enterprises, Inc., 7.875% Sr. Sub. Nts., 6/15/14 1                 1,700,000          1,831,750
--------------------------------------------------------------------------------------------------------
Community Health Systems, Inc., 6.50% Sr. Sub. Nts., 12/15/12 3            2,800,000          2,835,000
--------------------------------------------------------------------------------------------------------
Extendicare Health Services, Inc.:                                         1,300,000          1,332,500
6.875% Sr. Sub. Nts., 5/1/14
9.50% Sr. Unsec. Sub. Nts., 7/1/10                                         2,200,000          2,475,000
--------------------------------------------------------------------------------------------------------
Fresenius Medical Care Capital Trust II, 7.875% Nts., 2/1/08               2,800,000          3,045,000
--------------------------------------------------------------------------------------------------------
Genesis HealthCare Corp., 8% Sr. Sub. Nts., 10/15/13                       1,100,000          1,199,000
--------------------------------------------------------------------------------------------------------
HCA, Inc.:
6.30% Sr. Unsec. Nts., 10/1/12                                             8,900,000          9,040,139
6.375% Nts., 1/15/15                                                       3,450,000          3,470,327
7.50% Bonds, 11/6/33                                                         400,000            409,269
7.875% Sr. Nts., 2/1/11                                                      800,000            882,272
8.75% Sr. Nts., 9/1/10                                                     1,600,000          1,831,010
--------------------------------------------------------------------------------------------------------
HealthSouth Corp.:
7.625% Nts., 6/1/12                                                        4,000,000          4,040,000
10.75% Sr. Unsec. Sub. Nts., 10/1/08                                       1,246,000          1,320,760
--------------------------------------------------------------------------------------------------------
Magellan Health Services, Inc., 9.375% Sr. Unsec. Nts., Series A,
11/15/08                                                                   6,396,680          6,996,369
--------------------------------------------------------------------------------------------------------
Medquest, Inc., 11.875% Sr. Unsec. Sub. Nts., Series B, 8/15/12 1          2,900,000          3,422,000
--------------------------------------------------------------------------------------------------------
National Nephrology Assn., 9% Sr. Sub. Nts., 11/1/11 3                       650,000            755,625
--------------------------------------------------------------------------------------------------------
NDCHealth Corp., 10.50% Sr. Unsec. Sub. Nts., 12/1/12                      2,650,000          2,862,000
--------------------------------------------------------------------------------------------------------
PacifiCare Health Systems, Inc., 10.75% Sr. Unsec. Unsub. Nts.,
6/1/09                                                                     2,142,000          2,484,720
--------------------------------------------------------------------------------------------------------
Quintiles Transnational Corp., 10% Sr. Sub. Nts., 10/1/13 1                1,500,000          1,687,500
--------------------------------------------------------------------------------------------------------
Rotech Healthcare, Inc., 9.50% Sr. Unsec. Sub. Nts., 4/1/12 1              2,200,000          2,431,000
--------------------------------------------------------------------------------------------------------
Stewart Enterprises, Inc., 10.75% Sr. Unsec. Sub. Nts., 7/1/08             4,800,000          5,220,000
--------------------------------------------------------------------------------------------------------
Tenet Healthcare Corp.:
6.375% Sr. Nts., 12/1/11                                                   3,802,000          3,545,365
7.375% Nts., 2/1/13                                                          146,000            142,350
9.875% Sr. Nts., 7/1/14 3                                                  2,800,000          3,066,000
--------------------------------------------------------------------------------------------------------


                      8 | OPPENHEIMER CHAMPION INCOME FUND

OPPENHEIMER CHAMPION INCOME FUND

STATEMENT OF INVESTMENTS  DECEMBER 31, 2004 / UNAUDITED
--------------------------------------------------------------------------------

                                                                           PRINCIPAL
                                                                              AMOUNT              VALUE
--------------------------------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES CONTINUED
Triad Hospitals, Inc.:
7% Sr. Nts., 5/15/12                                                    $  3,400,000    $     3,595,500
7% Sr. Sub. Nts., 11/15/13                                                 1,100,000          1,130,250
--------------------------------------------------------------------------------------------------------
US Oncology, Inc.:
9% Sr. Nts., 8/15/12 3                                                     1,700,000          1,908,250
10.75% Sr. Sub. Nts., 8/15/14 3                                            1,300,000          1,511,250
--------------------------------------------------------------------------------------------------------
Vicar Operating, Inc., 9.875% Sr. Sub. Nts., 12/1/09                       5,000,000          5,500,000
                                                                                        ----------------
                                                                                             85,360,206
--------------------------------------------------------------------------------------------------------
PHARMACEUTICALS--0.2%
Valeant Pharmaceuticals International, Inc., 7% Sr. Nts., 12/15/11         2,800,000          2,926,000
--------------------------------------------------------------------------------------------------------
INDUSTRIALS--8.2%
--------------------------------------------------------------------------------------------------------
AEROSPACE & DEFENSE--1.1%
Alliant Techsystems, Inc., 8.50% Sr. Unsec. Sub. Nts., 5/15/11             2,400,000          2,640,000
--------------------------------------------------------------------------------------------------------
BE Aerospace, Inc.:
8% Sr. Unsec. Sub. Nts., Series B, 3/1/08                                  1,700,000          1,710,625
8.50% Sr. Unsec. Nts., 10/1/10                                             1,100,000          1,215,500
8.875% Sr. Unsec. Sub. Nts., 5/1/11                                          846,000            888,300
--------------------------------------------------------------------------------------------------------
L-3 Communications Corp., 5.875% Sr. Sub. Nts., 1/15/15 3                  3,200,000          3,208,000
--------------------------------------------------------------------------------------------------------
Rexnord Corp., 10.125% Sr. Unsec. Sub. Nts., 12/15/12                      1,700,000          1,929,500
--------------------------------------------------------------------------------------------------------
TD Funding Corp., 8.375% Sr. Sub. Nts., 7/15/11                            2,600,000          2,801,500
--------------------------------------------------------------------------------------------------------
TRW Automotive, Inc.:
9.375% Sr. Nts., 2/15/13                                                   1,784,000          2,078,360
11% Sr. Sub. Nts., 2/15/13                                                 1,493,000          1,806,530
--------------------------------------------------------------------------------------------------------
Vought Aircraft Industries, Inc., 8% Sr. Nts., 7/15/11                       950,000            928,625
                                                                                        ----------------
                                                                                             19,206,940
--------------------------------------------------------------------------------------------------------
AIRLINES--0.3%
America West Airlines, Inc., 10.75% Sr. Nts., 9/1/05                       2,000,000          2,005,000
--------------------------------------------------------------------------------------------------------
ATA Holdings Corp., 13% Sr. Unsec. Nts., 2/1/09 4,5                        6,825,000          3,924,375
                                                                                        ----------------
                                                                                              5,929,375
--------------------------------------------------------------------------------------------------------
BUILDING PRODUCTS--0.4%
Associated Materials, Inc., 9.75% Sr. Sub. Nts., 4/15/12                   2,000,000          2,245,000
--------------------------------------------------------------------------------------------------------
Goodman Global Holding Co., Inc., 7.875% Sr. Sub. Nts., 12/15/12 3           900,000            895,500
--------------------------------------------------------------------------------------------------------
Jacuzzi Brands, Inc., 9.625% Sr. Sec. Nts., 7/1/10                         1,789,000          1,994,735
--------------------------------------------------------------------------------------------------------
North America Energy Partners, Inc., 8.75% Sr. Unsec. Nts., 12/1/11        1,200,000          1,230,000
                                                                                        ----------------
                                                                                              6,365,235
--------------------------------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES--2.0%
Allied Waste North America, Inc.:
7.875% Sr. Nts., 4/15/13                                                     600,000            618,000
8.50% Sr. Sub. Nts., 12/1/08                                               4,800,000          5,112,000
8.875% Sr. Nts., Series B, 4/1/08                                          2,700,000          2,902,500
9.25% Sr. Sec. Debs., Series B, 9/1/12                                     5,700,000          6,198,750
--------------------------------------------------------------------------------------------------------
American Pad & Paper Co., 13% Sr. Sub. Nts., Series B,
11/15/05 1,4,5                                                             1,500,000                 --
--------------------------------------------------------------------------------------------------------
Cenveo Corp., 7.875% Sr. Sub. Nts., 12/1/13                                3,500,000          3,272,500
--------------------------------------------------------------------------------------------------------
Comforce Operating, Inc., 12% Sr. Nts., Series B, 12/1/07                  1,080,000          1,066,500
--------------------------------------------------------------------------------------------------------
Corrections Corp. of America:
7.50% Sr. Nts., 5/1/11                                                     1,350,000          1,449,563
9.875% Sr. Nts., 5/1/09 1                                                  1,500,000          1,672,500
--------------------------------------------------------------------------------------------------------
Hydrochem Industrial Services, Inc., 10.375% Sr. Sub.
Nts., 8/1/07 1                                                             2,000,000          2,025,000
--------------------------------------------------------------------------------------------------------


                     9 | OPPENHEIMER CHAMPION INCOME FUND

OPPENHEIMER CHAMPION INCOME FUND

STATEMENT OF INVESTMENTS  DECEMBER 31, 2004 / UNAUDITED
--------------------------------------------------------------------------------

                                                                           PRINCIPAL
                                                                              AMOUNT              VALUE
--------------------------------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES CONTINUED
Kindercare Learning Centers, Inc., 9.50% Sr. Sub. Nts., 2/15/09         $  1,920,000    $     1,936,800
--------------------------------------------------------------------------------------------------------
Mail-Well I Corp., 9.625% Sr. Nts., 3/15/12 1                              3,850,000          4,244,625
--------------------------------------------------------------------------------------------------------
Protection One, Inc., /Protection One Alarm Monitoring, Inc.,
7.375% Sr. Unsec. Nts., 8/15/05                                            2,400,000          2,436,000
--------------------------------------------------------------------------------------------------------
Synagro Technologies, Inc., 9.50% Sr. Sub. Nts., 4/1/09                    1,800,000          1,971,000
                                                                                        ----------------
                                                                                             34,905,738
--------------------------------------------------------------------------------------------------------
CONSTRUCTION & ENGINEERING--0.1%
Integrated Electrical Services, Inc., 9.375% Sr. Sub. Nts., Series
C, 2/1/09                                                                    579,000            547,155
--------------------------------------------------------------------------------------------------------
URS Corp., 11.50% Sr. Unsec. Nts., 9/15/09                                 1,234,000          1,425,270
                                                                                        ----------------
                                                                                              1,972,425
--------------------------------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT--0.6%
Belden & Blake Corp., 8.75% Sr. Sec. Nts., 7/15/12 1                       2,150,000          2,193,000
--------------------------------------------------------------------------------------------------------
Dayton Superior Corp., 13% Sr. Unsec. Sub. Nts., 6/15/09                   1,100,000          1,149,500
--------------------------------------------------------------------------------------------------------
General Cable Corp., 9.50% Sr. Nts., 11/15/10                              2,000,000          2,270,000
--------------------------------------------------------------------------------------------------------
Tennessee Gas Pipeline Co., 7% Sr. Unsec. Debs., 10/15/28                  4,300,000          4,332,250
                                                                                        ----------------
                                                                                              9,944,750
--------------------------------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES--0.1%
Great Lakes Dredge & Dock Co., 7.75% Sr. Unsec. Sub. Nts., 12/15/13          900,000            823,500
--------------------------------------------------------------------------------------------------------
MACHINERY--2.0%
AGCO Corp., 9.50% Sr. Unsec. Nts., 5/1/08                                  5,600,000          5,992,000
--------------------------------------------------------------------------------------------------------
Douglas Dynamics LLC, 7.75% Sr. Nts., 1/15/12 3                            1,600,000          1,630,000
--------------------------------------------------------------------------------------------------------
Dresser-Rand Group, Inc., 7.375% Sr. Sub. Nts., 11/1/14 3                    800,000            820,000
--------------------------------------------------------------------------------------------------------
Manitowoc Co., Inc. (The):
7.125% Sr. Nts., 11/1/13                                                     600,000            652,500
10.50% Sr. Sub. Nts., 8/1/12                                               3,350,000          3,869,250
--------------------------------------------------------------------------------------------------------
Milacron Escrow Corp., 11.50% Sr. Sec. Nts., 5/15/11 1                     2,300,000          2,449,500
--------------------------------------------------------------------------------------------------------
Navistar International Corp., 7.50% Sr. Nts., 6/15/11                      2,800,000          3,017,000
--------------------------------------------------------------------------------------------------------
NMHG Holding Co., 10% Sr. Nts., 5/15/09                                    1,900,000          2,109,000
--------------------------------------------------------------------------------------------------------
SPX Corp., 7.50% Sr. Nts., 1/1/13                                          2,200,000          2,398,000
--------------------------------------------------------------------------------------------------------
Terex Corp.:
7.375% Sr. Unsec. Sub. Nts., 1/15/14                                       2,500,000          2,693,750
9.25% Sr. Unsec. Sub. Nts., 7/15/11                                        3,400,000          3,833,500
10.375% Sr. Unsec. Sub. Nts., Series B, 4/1/11                               500,000            562,500
--------------------------------------------------------------------------------------------------------
Trinity Industries, Inc., 6.50% Sr. Nts., 3/15/14                          2,550,000          2,562,750
--------------------------------------------------------------------------------------------------------
Wolverine Tube, Inc., 10.50% Sr. Nts., 4/1/09                              2,000,000          2,190,000
                                                                                        ----------------
                                                                                             34,779,750
--------------------------------------------------------------------------------------------------------
MARINE--0.5%
CP Ships Ltd., 10.375% Sr. Nts., 7/15/12                                   4,600,000          5,330,250
--------------------------------------------------------------------------------------------------------
Millenium Seacarriers, Inc., 12% Sr. Sec. Nts., 7/15/05 1,4,5              3,500,000             84,350
--------------------------------------------------------------------------------------------------------
Navigator Gas Transport plc, 10.50% First Priority Ship Mtg. Nts.,
6/30/07 1,4,5                                                              3,800,000          2,873,750
                                                                                        ----------------
                                                                                              8,288,350
--------------------------------------------------------------------------------------------------------
ROAD & RAIL--0.6%
Kansas City Southern Railway Co. (The), 7.50% Sr. Nts., 6/15/09            2,800,000          2,954,000
--------------------------------------------------------------------------------------------------------
Stena AB:
7% Sr. Nts., 12/1/16 3                                                     3,200,000          3,184,000
7.50% Sr. Unsec. Nts., 11/1/13                                             2,783,000          2,929,108


                      10 | OPPENHEIMER CHAMPION INCOME FUND

OPPENHEIMER CHAMPION INCOME FUND

STATEMENT OF INVESTMENTS  DECEMBER 31, 2004 / UNAUDITED
--------------------------------------------------------------------------------

                                                                           PRINCIPAL
                                                                              AMOUNT              VALUE
--------------------------------------------------------------------------------------------------------
ROAD & RAIL CONTINUED
9.625% Sr. Nts., 12/1/12                                                $  1,800,000    $     2,043,000
                                                                                        ----------------
                                                                                             11,110,108
--------------------------------------------------------------------------------------------------------
TRADING COMPANIES & DISTRIBUTORS--0.3%
United Rentals, Inc., 7% Sr. Sub. Nts., 2/15/14                            5,000,000          4,700,000
--------------------------------------------------------------------------------------------------------
TRANSPORTATION INFRASTRUCTURE--0.2%
Horizon Lines LLC, 9% Nts., 11/1/12 3                                      1,700,000          1,836,000
--------------------------------------------------------------------------------------------------------
Worldspan LP/Worldspan Financial Corp., 9.625% Sr. Nts., 6/15/11           1,250,000          1,250,000
                                                                                        ----------------
                                                                                              3,086,000
--------------------------------------------------------------------------------------------------------
INFORMATION TECHNOLOGY--2.3%
--------------------------------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT--0.3%
Lucent Technologies, Inc., 6.45% Unsec. Debs., 3/15/29                     4,100,000          3,731,000
--------------------------------------------------------------------------------------------------------
Orion Network Systems, Inc., 12.50% Sr. Unsub. Disc.
Nts., 1/15/07 1,4,5                                                        3,315,000          1,740,375
                                                                                        ----------------
                                                                                              5,471,375
--------------------------------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS--0.1%
Seagate Technology Hdd Holdings, 8% Sr. Nts., 5/15/09                      1,700,000          1,844,500
--------------------------------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS--1.1%
Flextronics International Ltd., 6.25% Sr. Sub. Nts., 11/15/14 3            7,300,000          7,263,500
--------------------------------------------------------------------------------------------------------
Ingram Micro, Inc., 9.875% Sr. Unsec. Sub. Nts., 8/15/08                   4,000,000          4,370,000
--------------------------------------------------------------------------------------------------------
LCE Acquisition Corp., 9% Sr. Sub. Nts., 8/1/14 3                          2,175,000          2,365,313
--------------------------------------------------------------------------------------------------------
Sensus Metering System, Inc., 8.625% Sr. Unsec. Sub. Nts., 12/15/13        4,100,000          4,223,000
                                                                                        ----------------
                                                                                             18,221,813
--------------------------------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES--0.0%
Exodus Communications, Inc., 10.75% Sr. Nts.,
12/15/09 1,4,5 [EUR]                                                       3,386,201             46,027
--------------------------------------------------------------------------------------------------------
Globix Corp., 11% Sr. Nts., 5/1/08 8                                         285,923            264,479
--------------------------------------------------------------------------------------------------------
NorthPoint Communications Group, Inc., 12.875% Nts.,
2/15/10 1,4,5                                                              1,521,315                 --
--------------------------------------------------------------------------------------------------------
PSINet, Inc., 10.50% Sr. Unsec. Nts., 12/1/06 1,4,5  [EUR]                 3,250,000            176,702
                                                                                        ----------------
                                                                                                487,208
--------------------------------------------------------------------------------------------------------
IT SERVICES--0.2%
Iron Mountain, Inc., 8.625% Sr. Unsec. Sub. Nts., 4/1/13                   1,600,000          1,708,000
--------------------------------------------------------------------------------------------------------
Titan Corp. (The), 8% Sr. Sub. Nts., 5/15/11                               1,400,000          1,498,000
                                                                                        ----------------
                                                                                              3,206,000
--------------------------------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--0.6%
AMI Semiconductor, Inc., 10.75% Sr. Unsec. Sub. Nts., 2/1/13               2,727,000          3,217,860
--------------------------------------------------------------------------------------------------------
Amkor Technology, Inc.:
7.75% Sr. Nts., 5/15/13                                                      140,000            132,300
9.25% Sr. Unsec. Sub. Nts., 2/15/08                                        2,000,000          2,055,000
--------------------------------------------------------------------------------------------------------
Freescale Semiconductor, Inc., 7.125% Sr. Unsec. Nts., 7/15/14             3,300,000          3,597,000
--------------------------------------------------------------------------------------------------------
Huntsman International LLC, 7.375% Sr. Sub. Nts., 1/1/15 3                 1,250,000          1,259,375
--------------------------------------------------------------------------------------------------------
MagnaChip Semiconductor Ltd., 8% Sr. Sub. Nts., 12/15/14 3                   439,000            459,853
                                                                                        ----------------
                                                                                             10,721,388
--------------------------------------------------------------------------------------------------------
MATERIALS--12.9%
--------------------------------------------------------------------------------------------------------
CHEMICALS--4.4%
Avecia Group plc, 11% Sr. Unsec. Nts., 7/1/09                                703,000            727,605
--------------------------------------------------------------------------------------------------------
ClimaChem, Inc., 10.75% Sr. Unsec. Nts., Series B, 12/1/07                 2,000,000          1,340,000
--------------------------------------------------------------------------------------------------------
Compass Minerals Group, Inc., 10% Sr. Sub. Nts., 8/15/11                   5,250,000          5,932,500
--------------------------------------------------------------------------------------------------------
Crompton Corp., 9.875% Sr. Nts., 8/1/12 3                                  1,800,000          2,070,000
--------------------------------------------------------------------------------------------------------


                      11 | OPPENHEIMER CHAMPION INCOME FUND

OPPENHEIMER CHAMPION INCOME FUND

STATEMENT OF INVESTMENTS  DECEMBER 31, 2004 / UNAUDITED
--------------------------------------------------------------------------------

                                                                           PRINCIPAL
                                                                              AMOUNT              VALUE
--------------------------------------------------------------------------------------------------------
CHEMICALS CONTINUED
Equistar Chemicals LP/Equistar Funding Corp.:
10.125% Sr. Unsec. Nts., 9/1/08                                         $    146,000    $       168,995
10.625% Sr. Unsec. Nts., 5/1/11                                            5,400,000          6,291,000
--------------------------------------------------------------------------------------------------------
Huntsman Co. LLC:
11.625% Sr. Unsec. Nts., 10/15/10                                            146,000            173,375
11.75% Sr. Nts., 7/15/12 3                                                 4,500,000          5,343,750
--------------------------------------------------------------------------------------------------------
Huntsman Corp./ICI Chemical Co. plc:
10.125% Sr. Unsec. Sub. Nts., 7/1/09 9                                     5,085,000          5,377,388
10.125% Sr. Unsec. Sub. Nts., 7/1/09 1 [EUR]                                 400,000            572,244
13.09% Sr. Unsec. Disc. Nts., 12/31/09 7                                   2,400,000          1,356,000
--------------------------------------------------------------------------------------------------------
Huntsman International LLC, 9.875% Sr. Nts., 3/1/09                        6,400,000          7,056,000
--------------------------------------------------------------------------------------------------------
IMC Global, Inc.:
7.625% Bonds, 11/1/05 1                                                       24,000             24,600
10.875% Sr. Unsec. Nts., 8/1/13 1                                            146,000            183,230
10.875% Sr. Unsec. Nts., Series B, 6/1/08                                    116,279            140,116
--------------------------------------------------------------------------------------------------------
Innophos, Inc., 8.875% Sr. Sub. Nts., 8/15/14 1                            2,300,000          2,495,500
--------------------------------------------------------------------------------------------------------
ISP Chemco, Inc., 10.25% Sr. Unsec. Sub. Nts., 7/1/11                      3,500,000          3,972,500
--------------------------------------------------------------------------------------------------------
ISP Holdings, Inc., 10.625% Sr. Sec. Nts., 12/15/09                        1,800,000          2,002,500
--------------------------------------------------------------------------------------------------------
KI Holdings, Inc., 0%/9.875% Sr. Disc. Nts., 11/15/14 1,6                  1,300,000            838,500
--------------------------------------------------------------------------------------------------------
Lyondell Chemical Co.:
9.50% Sec. Nts., 12/15/08                                                    146,000            159,140
9.50% Sr. Sec. Nts., 12/15/08                                                700,000            763,000
9.625% Sr. Sec. Nts., Series A, 5/1/07                                     3,750,000          4,143,750
9.875% Sec. Nts., Series B, 5/1/07                                         1,505,000          1,584,013
10.50% Sr. Sec. Nts., 6/1/13                                                 850,000          1,015,750
11.125% Sr. Sec. Nts., 7/15/12                                             1,000,000          1,192,500
--------------------------------------------------------------------------------------------------------
Millennium America, Inc., 9.25% Sr. Unsec. Sub. Nts., 6/15/08              2,641,279          3,017,661
--------------------------------------------------------------------------------------------------------
PCI Chemicals Canada, 10% Sr. Sec. Nts., 12/31/08                            891,021            948,937
--------------------------------------------------------------------------------------------------------
Pioneer Cos., Inc., 6.05% Sr. Sec. Nts., 12/31/06  2                         282,157            297,676
--------------------------------------------------------------------------------------------------------
PolyOne Corp.:
8.875% Sr. Unsec. Nts., 5/1/12                                             4,100,000          4,479,250
10.625% Sr. Unsec. Nts., 5/15/10                                           1,396,000          1,577,480
--------------------------------------------------------------------------------------------------------
Resolution Performance Products LLC:
8% Sr. Sec. Nts., 12/15/09                                                 1,550,000          1,674,000
13.50% Sr. Unsec. Sub. Nts., 11/15/10                                      1,200,000          1,311,000
--------------------------------------------------------------------------------------------------------
Rhodia SA, 10.25% Sr. Unsec. Nts., 6/1/10                                  1,700,000          1,921,000
--------------------------------------------------------------------------------------------------------
Rockwood Specialties Group, Inc.:
7.50% Sr. Sub. Nts., 11/15/14 3                                            1,000,000          1,042,500
10.625% Sr. Unsec. Sub. Nts., 5/15/11                                        950,000          1,097,250
--------------------------------------------------------------------------------------------------------
Royster-Clark, Inc., 10.25% First Mtg. Nts., 4/1/09                        1,250,000          1,300,000
--------------------------------------------------------------------------------------------------------
Sterling Chemicals, Inc., 10% Sr. Sec. Nts., 12/19/07 8                    1,738,826          1,747,520
--------------------------------------------------------------------------------------------------------
Westlake Chemical Corp., 8.75% Sr. Nts., 7/15/11                             714,000            810,390
                                                                                        ----------------
                                                                                             76,148,620
--------------------------------------------------------------------------------------------------------
CONSTRUCTION MATERIALS--0.2%
Texas Industries, Inc., 10.25% Sr. Unsec. Nts., 6/15/11                    2,700,000          3,172,500
--------------------------------------------------------------------------------------------------------
CONTAINERS & PACKAGING--3.5%
Crown Euro Holdings SA:
9.50% Sr. Sec. Nts., 3/1/11                                                2,800,000          3,206,000
10.875% Sr. Sec. Nts., 3/1/13                                              1,400,000          1,662,500


                      12 | OPPENHEIMER CHAMPION INCOME FUND

OPPENHEIMER CHAMPION INCOME FUND

STATEMENT OF INVESTMENTS  DECEMBER 31, 2004 / UNAUDITED
--------------------------------------------------------------------------------

                                                                           PRINCIPAL
                                                                              AMOUNT              VALUE
--------------------------------------------------------------------------------------------------------
CONTAINERS & PACKAGING CONTINUED
Graham Packaging Co., Inc.:
8.50% Sr. Nts., 10/15/12 3                                             $     900,000    $       949,500
9.875% Sub. Nts., 10/15/14 3                                               1,200,000          1,287,000
--------------------------------------------------------------------------------------------------------
Graphic Packaging International Corp.:
8.50% Sr. Nts., 8/15/11                                                    3,100,000          3,402,250
9.50% Sr. Sub. Nts., 8/15/13                                               2,000,000          2,285,000
--------------------------------------------------------------------------------------------------------
Jefferson Smurfit Corp.:
7.50% Sr. Unsec. Unsub. Nts., 6/1/13                                         600,000            643,500
8.25% Sr. Unsec. Nts., 10/1/12                                             2,600,000          2,847,000
--------------------------------------------------------------------------------------------------------
Longview Fibre Co., 10% Sr. Sub. Nts., 1/15/09                             1,500,000          1,646,250
--------------------------------------------------------------------------------------------------------
MDP Acquisitions plc, 9.625% Sr. Nts., 10/1/12                             2,800,000          3,136,000
--------------------------------------------------------------------------------------------------------
Owens-Brockway Glass Container, Inc.:
7.75% Sr. Sec. Nts., 5/15/11                                               2,700,000          2,936,250
8.25% Sr. Unsec. Nts., 5/15/13                                             1,346,000          1,487,330
8.75% Sr. Sec. Nts., 11/15/12                                              4,000,000          4,530,000
8.875% Sr. Sec. Nts., 2/15/09                                              5,700,000          6,220,125
--------------------------------------------------------------------------------------------------------
Pliant Corp., 0%/11.125% Sr. Sec. Disc. Nts., 6/15/09 6                    1,650,000          1,532,438
--------------------------------------------------------------------------------------------------------
Solo Cup Co., 8.50% Sr. Sub. Nts., 2/15/14                                 4,150,000          4,336,750
--------------------------------------------------------------------------------------------------------
Stone Container Corp.:
8.375% Sr. Nts., 7/1/12                                                    2,700,000          2,956,500
9.25% Sr. Unsec. Nts., 2/1/08                                              3,000,000          3,330,000
9.75% Sr. Unsec. Nts., 2/1/11                                              4,000,000          4,400,000
--------------------------------------------------------------------------------------------------------
Stone Container Finance Co. of Canada II, 7.375% Sr. Unsec. Nts.,
7/15/14                                                                    2,300,000          2,461,000
--------------------------------------------------------------------------------------------------------
TriMas Corp., 9.875% Sr. Unsec. Sub. Nts., 6/15/12 1                       4,400,000          4,686,000
                                                                                        ----------------
                                                                                             59,941,393
--------------------------------------------------------------------------------------------------------
METALS & MINING--2.8%
AK Steel Corp.:
7.75% Sr. Unsec. Nts., 6/15/12                                             1,546,000          1,600,110
7.875% Sr. Unsec. Nts., 2/15/09                                            1,300,000          1,330,875
--------------------------------------------------------------------------------------------------------
Arch Western Finance LLC, 6.75% Sr. Nts., 7/1/13                           2,650,000          2,749,375
--------------------------------------------------------------------------------------------------------
California Steel Industries, Inc., 6.125% Sr. Nts., 3/15/14                2,000,000          1,995,000
--------------------------------------------------------------------------------------------------------
Century Aluminum Co., 7.50% Sr. Nts., 8/15/14 3                            4,100,000          4,387,000
--------------------------------------------------------------------------------------------------------
Foundation PA Coal Co., 7.25% Sr. Nts., 8/1/14 3                           2,000,000          2,140,000
--------------------------------------------------------------------------------------------------------
IMCO Recycling, Inc., 10.375% Sr. Sec. Nts., 10/15/10                      1,900,000          2,166,000
--------------------------------------------------------------------------------------------------------
International Steel Group, Inc., 6.50% Sr. Nts., 4/15/14                     600,000            646,500
--------------------------------------------------------------------------------------------------------
International Utility Structures, Inc., 13% Unsec. Sub. Nts.,
2/1/08 1,4,5                                                                 433,000                  --
--------------------------------------------------------------------------------------------------------
IPSCO, Inc., 8.75% Sr. Nts., 6/1/13                                          850,000            977,500
--------------------------------------------------------------------------------------------------------
Ispat Inland ULC, 9.75% Sr. Sec. Nts., 4/1/14                              3,830,000          4,749,200
--------------------------------------------------------------------------------------------------------
Jorgensen (Earle M.) Co., 9.75% Sr. Sec. Nts., 6/1/12                      2,500,000          2,825,000
--------------------------------------------------------------------------------------------------------
Kaiser Aluminum & Chemical Corp., 10.875% Sr. Nts., Series B,
10/15/06 4,5                                                               3,000,000          2,662,500
--------------------------------------------------------------------------------------------------------
Koppers Industry, Inc., 9.875% Sr. Sec. Nts., 10/15/13                     2,550,000          2,919,750
--------------------------------------------------------------------------------------------------------
Massey Energy Co., 6.625% Sr. Nts., 11/15/10                               1,600,000          1,680,000
--------------------------------------------------------------------------------------------------------
Metallurg, Inc., 11% Sr. Nts., 12/1/07                                     3,045,000          2,664,375
--------------------------------------------------------------------------------------------------------
Northwest Pipeline Corp., 8.125% Sr. Nts., 3/1/10                            850,000            944,563
--------------------------------------------------------------------------------------------------------
Oregon Steel Mills, Inc., 10% Sr. Nts., 7/15/09                            3,550,000          3,967,125
--------------------------------------------------------------------------------------------------------
Peabody Energy Corp., 6.875% Sr. Unsec. Nts., Series B, 3/15/13            2,500,000          2,718,750
--------------------------------------------------------------------------------------------------------
Steel Dynamics, Inc., 9.50% Sr. Nts., 3/15/09                              1,500,000          1,650,000
--------------------------------------------------------------------------------------------------------
UCAR Finance, Inc., 10.25% Sr. Nts., 2/15/12 1                             1,000,000          1,147,500
--------------------------------------------------------------------------------------------------------
United States Steel Corp, 10.75% Sr. Nts., 8/1/08                          1,299,000          1,536,068
--------------------------------------------------------------------------------------------------------


                      13 | OPPENHEIMER CHAMPION INCOME FUND

OPPENHEIMER CHAMPION INCOME FUND

STATEMENT OF INVESTMENTS  DECEMBER 31, 2004 / UNAUDITED
--------------------------------------------------------------------------------

                                                                           PRINCIPAL
                                                                              AMOUNT              VALUE
--------------------------------------------------------------------------------------------------------
METALS & MINING CONTINUED
United States Steel Corp., 9.75% Sr. Nts., 5/15/10                       $ 1,430,000    $     1,637,350
                                                                                        ----------------
                                                                                             49,094,541
--------------------------------------------------------------------------------------------------------
PAPER & FOREST PRODUCTS--2.0%
Abitibi-Consolidated, Inc., 8.55% Nts., 8/1/10                             1,250,000          1,360,938
--------------------------------------------------------------------------------------------------------
Appleton Papers, Inc., 8.125% Sr. Nts., 6/15/11                            2,200,000          2,381,500
--------------------------------------------------------------------------------------------------------
Buckeye Technologies, Inc., 8.50% Sr. Nts., 10/1/13                        1,000,000          1,090,000
--------------------------------------------------------------------------------------------------------
Georgia-Pacific Corp.:
7.75% Sr. Unsec. Nts., 11/15/29                                            3,000,000          3,375,000
8.125% Sr. Unsec. Nts., 5/15/11                                            6,700,000          7,738,500
9.375% Sr. Unsec. Nts., 2/1/13                                             5,600,000          6,552,000
--------------------------------------------------------------------------------------------------------
Inland Fiber Group LLC, 9.625% Sr. Unsec. Nts., 11/15/07 1,4,5             3,300,000          1,501,500
--------------------------------------------------------------------------------------------------------
Norske Skog Canada Ltd., 7.375% Sr. Unsec. Nts., 3/1/14                    1,500,000          1,571,250
--------------------------------------------------------------------------------------------------------
Riverside Forest Products Ltd., 7.875% Sr. Unsec. Sub. Nts., 3/1/14        1,200,000          1,326,000
--------------------------------------------------------------------------------------------------------
Tekni-Plex, Inc., 8.75% Sr. Sec. Nts., 11/15/13 3                          3,546,000          3,546,000
--------------------------------------------------------------------------------------------------------
Tembec Industries, Inc.:
7.75% Sr. Nts., 3/15/12                                                    2,500,000          2,431,250
8.50% Sr. Unsec. Nts., 2/1/11                                                146,000            147,460
--------------------------------------------------------------------------------------------------------
Western Forest Products, Inc., 15% Sec. Nts., 7/28/09 3, 8                 1,939,000          2,195,918
                                                                                        ----------------
                                                                                             35,217,316
--------------------------------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES--8.6%
--------------------------------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES--3.1%
American Tower Corp., 9.375% Sr. Nts., 2/1/09 9                              541,000            574,813
--------------------------------------------------------------------------------------------------------
Citizens Communications Co.:
6.25% Sr. Nts., 1/15/13                                                    3,900,000          3,948,750
9.25% Sr. Nts., 5/15/11                                                    3,000,000          3,525,000
--------------------------------------------------------------------------------------------------------
Crown Castle International Corp., 7.50% Sr. Nts., 12/1/13                  3,250,000          3,510,000
--------------------------------------------------------------------------------------------------------
KPNQwest BV, 8.875% Sr. Nts., 2/1/08 1,4,5  [EUR]                          2,000,000            108,740
--------------------------------------------------------------------------------------------------------
MCI, Inc.:
6.908% Sr. Unsec. Nts., 5/1/07 2                                           3,883,000          3,984,929
7.688% Sr. Unsec. Nts., 5/1/09 2                                           1,800,000          1,867,500
--------------------------------------------------------------------------------------------------------
Pratama Datakom Asia BV, 12.75% Gtd. Nts., 7/15/05 1,4,5                   4,000,000            100,000
--------------------------------------------------------------------------------------------------------
PSINet, Inc., 11% Sr. Nts., 8/1/09 1,4,5                                   1,905,006             28,575
--------------------------------------------------------------------------------------------------------
Qwest Capital Funding, Inc., 7.90% Unsec. Nts., 8/15/10                    3,671,000          3,726,065
--------------------------------------------------------------------------------------------------------
Qwest Communications International, Inc., 7.25% Sr. Nts., 2/15/11 3        1,100,000          1,133,000
--------------------------------------------------------------------------------------------------------
Qwest Corp., 9.125% Nts., 3/15/12 3                                        6,100,000          7,076,000
--------------------------------------------------------------------------------------------------------
Qwest Services Corp.:
14% Nts., 12/15/10  2,3                                                   14,500,000         17,508,750
14.50% Nts., 12/15/14 3                                                    4,400,000          5,588,000
--------------------------------------------------------------------------------------------------------
Teligent, Inc., 11.50% Sr. Nts., 12/1/07 1,4,5                             2,250,000                 --
--------------------------------------------------------------------------------------------------------
Time Warner Telecom LLC/Time Warner Telecom, Inc., 9.75% Sr. Nts.,
7/15/08                                                                      550,000            559,625
--------------------------------------------------------------------------------------------------------
Winstar Communications, Inc., 12.75% Sr. Nts., 4/15/10 1,4,5               4,500,000                 --
                                                                                        ----------------
                                                                                             53,239,747
--------------------------------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES--5.5%
Alamosa Delaware, Inc.:
8.50% Sr. Nts., 1/31/12                                                    2,650,000          2,908,375
11% Sr. Unsec. Nts., 7/31/10                                                 146,000            172,645


                      14 | OPPENHEIMER CHAMPION INCOME FUND

OPPENHEIMER CHAMPION INCOME FUND

STATEMENT OF INVESTMENTS  DECEMBER 31, 2004 / UNAUDITED
--------------------------------------------------------------------------------

                                                                           PRINCIPAL
                                                                              AMOUNT              VALUE
--------------------------------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES CONTINUED
12.50% Sr. Unsec. Nts., 2/1/11                                         $   2,000,000    $     2,270,000
--------------------------------------------------------------------------------------------------------
American Cellular Corp., 10% Sr. Nts., Series B, 8/1/11                      850,000            733,125
--------------------------------------------------------------------------------------------------------
American Tower Corp., 7.50% Sr. Nts., 5/1/12                               4,600,000          4,853,000
--------------------------------------------------------------------------------------------------------
American Tower Escrow Corp., 12.25% Sr. Sub. Disc. Nts., 8/1/08 7          4,900,000          3,687,250
--------------------------------------------------------------------------------------------------------
AT&T Corp., 9.05% Sr. Unsec. Nts., 11/15/11  2                             7,200,000          8,325,000
--------------------------------------------------------------------------------------------------------
CellNet Data Systems, Inc., Sr. Unsec. Disc. Nts., 10/1/07 1,4,5           4,749,000                 --
--------------------------------------------------------------------------------------------------------
Centennial Cellular Operating Co. LLC/Centennial Communications
Corp., 10.125% Sr. Nts., 6/15/13                                           4,850,000          5,468,375
--------------------------------------------------------------------------------------------------------
Crown Castle International Corp., 10.75% Sr. Nts., 8/1/11                  5,500,000          5,995,000
--------------------------------------------------------------------------------------------------------
Dobson Cellular Systems, 8.375% Sec. Nts., 11/1/11 3                         680,000            705,500
--------------------------------------------------------------------------------------------------------
Dobson Communications Corp., 8.875% Sr. Nts., 10/1/13                      1,646,000          1,164,545
--------------------------------------------------------------------------------------------------------
IWO Escrow Co., Sr. Sec. Nts., 1/15/12 2,3,9                                 710,000            718,875
--------------------------------------------------------------------------------------------------------
Nextel Communications, Inc., 7.375% Sr. Nts., 8/1/15                      14,320,000         15,823,600
--------------------------------------------------------------------------------------------------------
Nextel Partners, Inc.:
8.125% Sr. Nts., 7/1/11                                                    2,150,000          2,397,250
12.50% Sr. Nts., 11/15/09                                                  3,008,000          3,421,600
--------------------------------------------------------------------------------------------------------
Rogers Wireless Communications, Inc.:
6.375% Sec. Nts., 3/1/14                                                   5,500,000          5,472,500
7.50% Sr. Sec. Nts., 3/15/15 3                                             2,450,000          2,597,000
8% Sr. Sub. Nts., 12/15/12 3                                               2,050,000          2,178,125
--------------------------------------------------------------------------------------------------------
Rural Cellular Corp.:
8.25% Sr. Sec. Nts., 3/15/12                                               2,100,000          2,231,250
9.75% Sr. Sub. Nts., 1/15/10                                               1,996,000          1,816,360
9.875% Sr. Nts., 2/1/10                                                    3,700,000          3,783,250
--------------------------------------------------------------------------------------------------------
SBA Communications Corp., 8.50% Sr. Nts., 12/1/12 3                        2,600,000          2,665,000
--------------------------------------------------------------------------------------------------------
SBA Telecommunications, Inc./SBA Communications Corp., 0%/9.75%
Sr. Disc. Nts., 12/15/11 6                                                 6,046,000          5,123,985
--------------------------------------------------------------------------------------------------------
Triton PCS, Inc., 8.50% Sr. Unsec. Nts., 6/1/13                            4,200,000          4,074,000
--------------------------------------------------------------------------------------------------------
UbiquiTel Operating Co., 9.875% Sr. Nts., 3/1/11                           2,200,000          2,480,500
--------------------------------------------------------------------------------------------------------
US Unwired, Inc., 10% Sr. Sec. Nts., 6/15/12                               1,500,000          1,698,750
--------------------------------------------------------------------------------------------------------
Western Wireless Corp., 9.25% Sr. Unsec. Nts., 7/15/13                     2,546,000          2,781,505
                                                                                        ----------------
                                                                                             95,546,365
--------------------------------------------------------------------------------------------------------
UTILITIES--6.3%
--------------------------------------------------------------------------------------------------------
ELECTRIC UTILITIES--4.2%
AES Corp. (The), 8.75% Sr. Sec. Nts., 5/15/13 3,10                         3,200,000          3,652,000
--------------------------------------------------------------------------------------------------------
Allegheny Energy, Inc., 7.75% Nts., 8/1/05                                 1,350,000          1,375,313
--------------------------------------------------------------------------------------------------------
Caithness Coso Funding Corp., 9.05% Sr. Sec. Nts., Series B,
12/15/09                                                                   1,100,391          1,215,932
--------------------------------------------------------------------------------------------------------
Calpine Corp., 7.625% Sr. Nts., 4/15/06                                    1,250,000          1,234,375
--------------------------------------------------------------------------------------------------------
CenterPoint Energy, Inc., 7.25% Sr. Nts., Series B, 9/1/10                 3,600,000          4,019,940
--------------------------------------------------------------------------------------------------------
CMS Energy Corp.:
7.50% Sr. Nts., 1/15/09                                                    1,146,000          1,226,220
7.75% Sr. Nts., 8/1/10                                                     1,300,000          1,428,375
9.875% Sr. Unsec. Nts., 10/15/07                                           3,900,000          4,377,750
--------------------------------------------------------------------------------------------------------
CMS Energy X-TRAS Pass-Through Trust I, 7% Sr. Unsec. Pass-Through
Certificates, 1/15/05                                                      1,500,000          1,500,000
--------------------------------------------------------------------------------------------------------
El Paso Electric Co., 9.40% First Mtg. Sec. Nts., Series E, 5/1/11         1,000,000          1,104,268
--------------------------------------------------------------------------------------------------------
Midwest Generation LLC, 8.75% Sr. Sec. Nts., 5/1/34                        7,800,000          8,892,000
--------------------------------------------------------------------------------------------------------
Mirant Americas Generation LLC, 8.30% Sr. Unsec. Nts., 5/1/11 4,5          1,200,000          1,275,000
--------------------------------------------------------------------------------------------------------


                      15 | OPPENHEIMER CHAMPION INCOME FUND

OPPENHEIMER CHAMPION INCOME FUND

STATEMENT OF INVESTMENTS  DECEMBER 31, 2004 / UNAUDITED
--------------------------------------------------------------------------------

                                                                           PRINCIPAL
                                                                              AMOUNT              VALUE
--------------------------------------------------------------------------------------------------------
ELECTRIC UTILITIES CONTINUED
MSW Energy Holdings II LLC/MSW Energy Finance Co. II, Inc., 7.375%
Sr. Sec. Nts., Series B, 9/1/10                                        $   3,000,000    $     3,165,000
--------------------------------------------------------------------------------------------------------
MSW Energy Holdings LLC/MSW Energy Finance Co., Inc., 8.50% Sr.
Sec. Nts., 9/1/10                                                          1,400,000          1,540,000
--------------------------------------------------------------------------------------------------------
NRG Energy, Inc., 8% Sr. Sec. Nts., 12/15/13 3                             7,100,000          7,774,500
--------------------------------------------------------------------------------------------------------
Reliant Energy, Inc., 6.75% Sr. Sec. Nts., 12/15/14                        2,600,000          2,596,750
--------------------------------------------------------------------------------------------------------
Reliant Resources, Inc.:                                                   4,896,000          5,483,520
9.25% Sr. Sec. Nts., 7/15/10
9.50% Sr. Sec. Nts., 7/15/13                                               4,700,000          5,363,875
--------------------------------------------------------------------------------------------------------
Southern California Edison Co., 8% Sr. Nts., 2/15/07                       5,000,000          5,447,570
--------------------------------------------------------------------------------------------------------
Teco Energy, Inc., 7.20% Unsec. Unsub. Nts., 5/1/11                        6,250,000          6,875,000
--------------------------------------------------------------------------------------------------------
Texas Genco LLC, 6.875% Sr. Nts., 12/15/14 3                               3,300,000          3,427,875
                                                                                        ----------------
                                                                                             72,975,263
--------------------------------------------------------------------------------------------------------
GAS UTILITIES--0.2%
AmeriGas Partners LP/AmeriGas Eagle Finance Corp., 8.875% Sr.
Unsec. Nts., Series B, 5/20/11                                             1,800,000          1,971,000
--------------------------------------------------------------------------------------------------------
SEMCO Energy, Inc., 7.125% Sr. Nts., 5/15/08                               1,000,000          1,075,272
                                                                                        ----------------
                                                                                              3,046,272
--------------------------------------------------------------------------------------------------------
MULTI-UTILITIES & UNREGULATED POWER--1.8%
AES Red Oak LLC:
8.54% Sr. Sec. Bonds, Series A, 11/30/19                                   3,283,313          3,701,935
9.20% Sr. Sec. Bonds, Series B, 11/30/29                                   1,500,000          1,691,250
--------------------------------------------------------------------------------------------------------
Consumers Energy Co.:
6.25% Nts., 9/15/06                                                        1,100,000          1,148,927
6.375% Sr. Sec. Nts., 2/1/08                                                 800,000            856,011
7.375% Nts., 9/15/23                                                       1,600,000          1,655,104
--------------------------------------------------------------------------------------------------------
Dynegy Holdings, Inc.:
6.875% Sr. Unsec. Unsub. Nts., 4/1/11                                      8,750,000          8,465,625
8.75% Sr. Nts., 2/15/12                                                    4,446,000          4,679,415
10.125% Sr. Sec. Nts., 7/15/13 3                                           4,300,000          4,945,000
--------------------------------------------------------------------------------------------------------
Mirant Mid-Atlantic LLC, 8.625% Sec. Pass-Through Certificates,
Series A, 6/30/12                                                          2,422,368          2,690,343
--------------------------------------------------------------------------------------------------------
NorthWestern Corp., 5.875% Sr. Sec. Nts., 11/1/14 3                        1,630,000          1,675,593
                                                                                        ----------------
                                                                                             31,509,203
--------------------------------------------------------------------------------------------------------
WATER UTILITIES--0.1%
National Waterworks, Inc., 10.50% Sr. Unsec. Sub. Nts., Series B,
12/1/12                                                                    1,400,000          1,582,000
                                                                                        ----------------
Total Corporate Bonds and Notes (Cost $1,309,440,704)                                     1,388,383,032

                                                                              SHARES
--------------------------------------------------------------------------------------------------------
PREFERRED STOCKS--1.1%
AmeriKing, Inc., 13% Cum. Sr. Exchangeable, Non-Vtg. 1,5,8                   137,443                 --
--------------------------------------------------------------------------------------------------------
Doane Pet Care Co., 14.25% Jr. Sub. Exchange Debs., Non-Vtg. 1,5             100,000          5,225,000
--------------------------------------------------------------------------------------------------------
Dobson Communications Corp., 6% Cv., Series F (converts into
Dobson Communications Corp., Cl. A common stock), Non-Vtg. 3                   2,400            168,213
--------------------------------------------------------------------------------------------------------
e.spire Communications, Inc., 12.75% Jr. Redeemable,
Non-Vtg. 1,5,8                                                                   721                 72
--------------------------------------------------------------------------------------------------------
Eagle-Picher Holdings, Inc., 11.75% Cum. Exchangeable, Series B,
Non-Vtg. 1,5                                                                  15,000          1,308,750
--------------------------------------------------------------------------------------------------------
ICG Holdings, Inc., 14.25% Exchangeable, Non-Vtg. 1,5,8                        3,727                 --


                      16 | OPPENHEIMER CHAMPION INCOME FUND

OPPENHEIMER CHAMPION INCOME FUND

STATEMENT OF INVESTMENTS  DECEMBER 31, 2004 / UNAUDITED
--------------------------------------------------------------------------------

                                                                              SHARES              VALUE
--------------------------------------------------------------------------------------------------------
McLeodUSA, Inc., 2.50% Cv., Series A 5                                        13,033    $        47,505
--------------------------------------------------------------------------------------------------------
Paxson Communications Corp.:
14.25% Cum. Jr. Exchangeable, Non-Vtg. 1,8                                       656          4,838,000
14.25% Cum. Jr. Exchangeable, Non-Vtg. 1,5,8                                      --              1,465
--------------------------------------------------------------------------------------------------------
PTV, Inc., 10% Cum., Series A, Non-Vtg.                                          160                544
--------------------------------------------------------------------------------------------------------
Rural Cellular Corp., 11.375% Cum., Series B, Non-Vtg. 1,5,8                   5,063          3,936,483
--------------------------------------------------------------------------------------------------------
Sovereign Real Estate Investment Trust, 12% Non-Cum., Series A 1              26,250          3,983,438
                                                                                        ----------------
Total Preferred Stocks (Cost $24,510,092)                                                    19,509,470
--------------------------------------------------------------------------------------------------------
COMMON STOCKS--4.7%
--------------------------------------------------------------------------------------------------------
ACE Ltd.                                                                       8,500            363,375
--------------------------------------------------------------------------------------------------------
Aetna, Inc.                                                                    2,900            361,775
--------------------------------------------------------------------------------------------------------
Allstate Corp.                                                                 6,800            351,696
--------------------------------------------------------------------------------------------------------
American Stock Exchange Basic Industries SPDR                                 35,000          1,041,600
--------------------------------------------------------------------------------------------------------
Anadarko Petroleum Corp.                                                       5,161            334,484
--------------------------------------------------------------------------------------------------------
Apache Corp.                                                                   6,900            348,933
--------------------------------------------------------------------------------------------------------
Apple Computer, Inc. 5                                                         5,600            360,640
--------------------------------------------------------------------------------------------------------
Ashland, Inc.                                                                  6,000            350,280
--------------------------------------------------------------------------------------------------------
Autodesk, Inc.                                                                10,400            394,680
--------------------------------------------------------------------------------------------------------
Bear Stearns Cos., Inc. (The)                                                  3,384            346,217
--------------------------------------------------------------------------------------------------------
Black & Decker Corp.                                                           4,100            362,153
--------------------------------------------------------------------------------------------------------
Broadwing Corp.                                                                9,286             84,595
--------------------------------------------------------------------------------------------------------
Burlington Resources, Inc.                                                     8,094            352,089
--------------------------------------------------------------------------------------------------------
Cablevision Systems New York Group, Cl. A 5                                   40,000            996,000
--------------------------------------------------------------------------------------------------------
Cebridge Connections Holding LLC 5                                            15,012                 --
--------------------------------------------------------------------------------------------------------
Centex Corp.                                                                   6,604            393,466
--------------------------------------------------------------------------------------------------------
Charles River Laboratories International, Inc. 5                              34,200          1,573,542
--------------------------------------------------------------------------------------------------------
Chesapeake Energy Corp.                                                      538,281          8,881,637
--------------------------------------------------------------------------------------------------------
ChevronTexaco Corp.                                                            6,700            351,817
--------------------------------------------------------------------------------------------------------
CIGNA Corp.                                                                    4,700            383,379
--------------------------------------------------------------------------------------------------------
CMS Energy Corp. 5                                                            20,000            209,000
--------------------------------------------------------------------------------------------------------
Comcast Corp., Cl. A 5                                                        30,000            998,400
--------------------------------------------------------------------------------------------------------
ConocoPhillips                                                                 4,061            352,617
--------------------------------------------------------------------------------------------------------
Conseco, Inc. 5                                                               46,622            930,109
--------------------------------------------------------------------------------------------------------
Countrywide Financial Corp.                                                   10,252            379,427
--------------------------------------------------------------------------------------------------------
Covad Communications Group, Inc. 5                                           132,227            284,288
--------------------------------------------------------------------------------------------------------
Crunch Equity Holdings, Cl. A 1,5                                              1,204          1,561,329
--------------------------------------------------------------------------------------------------------
Cummins, Inc.                                                                  4,400            368,676
--------------------------------------------------------------------------------------------------------
Devon Energy Corp.                                                             8,818            343,197
--------------------------------------------------------------------------------------------------------
Dillard's, Inc., Cl. A                                                        13,400            360,058
--------------------------------------------------------------------------------------------------------
Dobson Communications Corp., Cl. A 5                                         131,073            225,446
--------------------------------------------------------------------------------------------------------
Eagle Materials, Inc.                                                            148             12,780
--------------------------------------------------------------------------------------------------------
Eagle Materials, Inc.                                                            499             42,066
--------------------------------------------------------------------------------------------------------
El Paso Corp.                                                                 25,000            260,000
--------------------------------------------------------------------------------------------------------
Energy Select Sector SPDR Fund                                                28,100          1,017,220
--------------------------------------------------------------------------------------------------------
EOG Resources, Inc.                                                            4,800            342,528
--------------------------------------------------------------------------------------------------------
Exelon Corp.                                                                  10,000            440,700
--------------------------------------------------------------------------------------------------------
Financial Select Sector SPDR Fund                                             73,300          2,237,849
--------------------------------------------------------------------------------------------------------
Ford Motor Co.                                                                24,500            358,680


                      17 | OPPENHEIMER CHAMPION INCOME FUND

OPPENHEIMER CHAMPION INCOME FUND

STATEMENT OF INVESTMENTS  DECEMBER 31, 2004 / UNAUDITED
--------------------------------------------------------------------------------

                                                                              SHARES              VALUE
--------------------------------------------------------------------------------------------------------
Freddie Mac                                                                    5,000    $       368,500
--------------------------------------------------------------------------------------------------------
General Motors Corp.                                                           9,093            364,266
--------------------------------------------------------------------------------------------------------
Geotek Communications, Inc., Series B, Escrow Shares 1,5,11                    1,665                 --
--------------------------------------------------------------------------------------------------------
Globix Corp. 5                                                                45,871            165,136
--------------------------------------------------------------------------------------------------------
Hartford Financial Services Group, Inc. (The)                                  5,300            367,343
--------------------------------------------------------------------------------------------------------
Health Care Select Sector SPDR Fund                                           10,000            301,900
--------------------------------------------------------------------------------------------------------
Horizon Natural Resources Co. 1,5                                             66,667                 --
--------------------------------------------------------------------------------------------------------
Humana, Inc. 5                                                                13,200            391,908
--------------------------------------------------------------------------------------------------------
ICO Global Communication Holdings Ltd. 5                                      79,703             40,649
--------------------------------------------------------------------------------------------------------
iPCS, Inc. 5                                                                  22,797            695,309
--------------------------------------------------------------------------------------------------------
Janus Capital Group, Inc.                                                     21,000            353,010
--------------------------------------------------------------------------------------------------------
Leap Wireless International, Inc. 5                                           13,600            367,200
--------------------------------------------------------------------------------------------------------
Lehman Brothers Holdings, Inc.                                                 4,100            358,668
--------------------------------------------------------------------------------------------------------
Lincoln National Corp.                                                         7,400            345,432
--------------------------------------------------------------------------------------------------------
Loews Corp.                                                                    5,000            351,500
--------------------------------------------------------------------------------------------------------
Louisiana-Pacific Corp.                                                       12,800            342,272
--------------------------------------------------------------------------------------------------------
Magellan Health Services, Inc. 5                                              79,721          2,723,269
--------------------------------------------------------------------------------------------------------
Manitowoc Co., Inc. (The)                                                      6,325            238,136
--------------------------------------------------------------------------------------------------------
Marathon Oil Corp.                                                             9,321            350,563
--------------------------------------------------------------------------------------------------------
MBIA, Inc.                                                                     5,700            360,696
--------------------------------------------------------------------------------------------------------
MCI, Inc.                                                                     20,367            410,599
--------------------------------------------------------------------------------------------------------
MetLife, Inc.                                                                  8,600            348,386
--------------------------------------------------------------------------------------------------------
Norfolk Southern Corp.                                                         9,800            354,662
--------------------------------------------------------------------------------------------------------
NTL, Inc. 5                                                                  147,374         10,752,407
--------------------------------------------------------------------------------------------------------
Nucor Corp.                                                                    6,800            355,912
--------------------------------------------------------------------------------------------------------
Occidental Petroleum Corp.                                                     6,153            359,089
--------------------------------------------------------------------------------------------------------
Orbital Sciences Corp. 5                                                      10,765            127,350
--------------------------------------------------------------------------------------------------------
Patina Oil & Gas Corp.                                                        12,500            468,750
--------------------------------------------------------------------------------------------------------
PG&E Corp. 5                                                                  10,800            359,424
--------------------------------------------------------------------------------------------------------
Phelps Dodge Corp.                                                             3,700            366,004
--------------------------------------------------------------------------------------------------------
Pioneer Cos., Inc. 5                                                          57,620          1,195,615
--------------------------------------------------------------------------------------------------------
Polymer Group, Inc., Cl. A 5                                                  16,250            308,750
--------------------------------------------------------------------------------------------------------
Prandium, Inc. 1,5,12                                                        323,326              3,557
--------------------------------------------------------------------------------------------------------
Premier Holdings Ltd. 1,5                                                    288,828                 --
--------------------------------------------------------------------------------------------------------
Providian Financial Corp. 5                                                   21,700            357,399
--------------------------------------------------------------------------------------------------------
Prudential Financial, Inc.                                                     6,800            373,728
--------------------------------------------------------------------------------------------------------
Ryder Systems, Inc.                                                            6,500            310,505
--------------------------------------------------------------------------------------------------------
Safeco Corp.                                                                   7,200            376,128
--------------------------------------------------------------------------------------------------------
Sears Roebuck & Co.                                                            6,687            341,238
--------------------------------------------------------------------------------------------------------
Sempra Energy                                                                  9,600            352,128
--------------------------------------------------------------------------------------------------------
St. Paul Travelers Cos., Inc. (The)                                            8,364            310,053
--------------------------------------------------------------------------------------------------------
Sterling Chemicals, Inc. 1,5                                                   5,983            222,867
--------------------------------------------------------------------------------------------------------
Sun Microsystems, Inc. 5                                                      50,000            269,000
--------------------------------------------------------------------------------------------------------
Sunoco, Inc.                                                                   4,400            359,524
--------------------------------------------------------------------------------------------------------
Technology Select Sector SPDR Fund                                            50,000          1,055,500
--------------------------------------------------------------------------------------------------------
Telewest Global, Inc. 5                                                      470,664          8,274,273
--------------------------------------------------------------------------------------------------------
Telus Corp.                                                                    2,159             62,395
--------------------------------------------------------------------------------------------------------


                      18 | OPPENHEIMER CHAMPION INCOME FUND

OPPENHEIMER CHAMPION INCOME FUND

STATEMENT OF INVESTMENTS  DECEMBER 31, 2004 / UNAUDITED
--------------------------------------------------------------------------------

                                                                              SHARES              VALUE
--------------------------------------------------------------------------------------------------------
Toys R Us, Inc. 5                                                             17,500    $       358,225
--------------------------------------------------------------------------------------------------------
TVMAX Holdings, Inc. 1,5                                                      50,000            297,500
--------------------------------------------------------------------------------------------------------
TXU Corp.                                                                      5,800            374,448
--------------------------------------------------------------------------------------------------------
United States Steel Corp.                                                      6,900            353,625
--------------------------------------------------------------------------------------------------------
UnitedGlobalCom, Inc., Cl. A 5                                               796,762          7,696,721
--------------------------------------------------------------------------------------------------------
Unocal Corp.                                                                   8,100            350,244
--------------------------------------------------------------------------------------------------------
Utilities Select Sector SPDR Fund                                             37,200          1,036,020
--------------------------------------------------------------------------------------------------------
Valero Energy Corp.                                                            8,000            363,200
--------------------------------------------------------------------------------------------------------
Viatel Holding Ltd. (Bermuda) 1,5                                             14,411             17,293
--------------------------------------------------------------------------------------------------------
Waste Management, Inc.                                                        20,000            598,800
--------------------------------------------------------------------------------------------------------
Western Forest Products, Inc. 5                                              395,470          2,194,947
--------------------------------------------------------------------------------------------------------
Williams Cos., Inc. (The)                                                     70,000          1,140,300
--------------------------------------------------------------------------------------------------------
WRC Media Corp. 1,5                                                            8,794                176
--------------------------------------------------------------------------------------------------------
XO Communications, Inc. 5                                                     11,249             34,197
--------------------------------------------------------------------------------------------------------
XTO Energy, Inc.                                                              30,000          1,061,400
                                                                                        ----------------
Total Common Stocks (Cost $67,174,617)                                                       80,794,824

                                                                               UNITS
--------------------------------------------------------------------------------------------------------
RIGHTS, WARRANTS AND CERTIFICATES--0.3%
American Tower Corp. Wts., Exp. 8/1/08  3,5                                    4,900          1,129,450
--------------------------------------------------------------------------------------------------------
ASAT Finance LLC Wts., Exp. 11/1/06  1,5                                       2,000                 18
--------------------------------------------------------------------------------------------------------
Citigroup, Inc. Litigation Wts., Exp. 12/31/50  5                             58,176             82,610
--------------------------------------------------------------------------------------------------------
COLO.com, Inc. Wts., Exp. 3/15/10  1,5                                         3,300                 33
--------------------------------------------------------------------------------------------------------
Concentric Network Corp. Wts., Exp. 12/15/07  1,5                              2,320                 --
--------------------------------------------------------------------------------------------------------
Covergent Communications, Inc. Wts., Exp. 4/1/08  1,5                          5,000                 50
--------------------------------------------------------------------------------------------------------
DeCrane Aircraft Holdings, Inc. Wts., Exp. 9/30/08  1,5                        3,450                 --
--------------------------------------------------------------------------------------------------------
Diva Systems Corp. Wts., Exp. 3/1/08  1,5                                      6,000                 --
--------------------------------------------------------------------------------------------------------
e.spire Communications, Inc. Wts., Exp. 11/1/05  1,5                             725                  7
--------------------------------------------------------------------------------------------------------
Horizon PCS, Inc. Wts., Exp. 10/1/10  1,5                                      6,700                 --
--------------------------------------------------------------------------------------------------------
Huntsman Co. LLC Wts., Exp. 5/15/11  1,5                                       2,800          1,317,400
--------------------------------------------------------------------------------------------------------
ICG Communications, Inc. Wts., Exp. 9/15/05  1,5                              17,655                177
--------------------------------------------------------------------------------------------------------
ICO Global Communication Holdings Ltd. Wts.:                                  19,990                100
Exp. 5/16/06 1,5
Exp. 5/16/06 1,5                                                                  30                 --
--------------------------------------------------------------------------------------------------------
Insilco Corp. Wts., Exp. 8/15/07  1,5                                          3,390                 --
--------------------------------------------------------------------------------------------------------
iPCS, Inc. Wts., Exp. 6/15/10  1,5                                             3,600                 36
--------------------------------------------------------------------------------------------------------
Leap Wireless International, Inc. Wts., Exp. 4/15/10  1,5                      2,000                 21
--------------------------------------------------------------------------------------------------------
Long Distance International, Inc. Wts., Exp. 4/13/08  1,5                      1,390                 --
--------------------------------------------------------------------------------------------------------
Loral Space & Communications Ltd. Wts., Exp. 1/15/07  1,5                      2,565                 26
--------------------------------------------------------------------------------------------------------
McLeodUSA, Inc. Wts., Exp. 4/16/07  5                                         28,880              6,065
--------------------------------------------------------------------------------------------------------
Millenium Seacarriers, Inc. Wts., Exp. 7/15/05  1,5                            3,200                 32
--------------------------------------------------------------------------------------------------------
Ntelos, Inc. Wts., Exp. 8/15/10  1,5                                           5,000                 50
--------------------------------------------------------------------------------------------------------
Pathmark Stores, Inc. Wts., Exp. 9/19/10  5                                  100,000             20,000
--------------------------------------------------------------------------------------------------------
PLD Telekom, Inc. Wts., Exp. 6/1/06  1,5                                       3,500                 35
--------------------------------------------------------------------------------------------------------
Protection One, Inc. Wts., Exp. 6/30/05  1,5                                  15,200                 --
--------------------------------------------------------------------------------------------------------


                      19 | OPPENHEIMER CHAMPION INCOME FUND

OPPENHEIMER CHAMPION INCOME FUND

STATEMENT OF INVESTMENTS  DECEMBER 31, 2004 / UNAUDITED
--------------------------------------------------------------------------------

                                                                               UNITS              VALUE
--------------------------------------------------------------------------------------------------------
Sterling Chemicals, Inc. Wts., Exp. 12/19/08  1,5                              9,711    $        45,278
--------------------------------------------------------------------------------------------------------
Transocean, Inc. Wts., Exp. 5/1/09  3,5                                        7,000          3,171,875
--------------------------------------------------------------------------------------------------------
XO Communications, Inc., Cl. A Wts., Exp. 1/16/10 5                           22,501             15,188
--------------------------------------------------------------------------------------------------------
XO Communications, Inc., Cl. B Wts., Exp. 1/16/10 5                           16,876              8,100
--------------------------------------------------------------------------------------------------------
XO Communications, Inc., Cl. C Wts., Exp. 1/16/10 5                           16,876              6,582
                                                                                        ----------------
Total Rights, Warrants and Certificates (Cost $1,068,751)                                     5,803,133

                                                                           PRINCIPAL
                                                                              AMOUNT
--------------------------------------------------------------------------------------------------------

STRUCTURED NOTES--5.7%
Bear Stearns Cos., Inc. (The), High Yield Index Linked Nts., 0%,
5/8/05 7                                                                  14,000,000         14,299,600
--------------------------------------------------------------------------------------------------------
Dow Jones CDX High Yield Index Pass-Through Certificates:                 24,000,000         24,705,000
Series 3-1, 7.75%, 12/29/09 3,13
Series 3-3, 8%, 12/29/09 3,13                                             30,550,000         31,371,031
Series 3-4, 10.50%, 12/29/09 3,13                                         18,000,000         18,416,250
--------------------------------------------------------------------------------------------------------
Lehman Brothers Holdings, Inc., High Yield Targeted Return Index
Securities, Series 2004-1, 8.218%, 8/1/15 1,10,13                          9,534,884         10,635,019
                                                                                         ---------------
Total Structured Notes (Cost $97,167,437)                                                    99,426,900
--------------------------------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS--5.8%
Undivided interest of 6.97% in joint repurchase agreement
(Principal Amount/Value $1,443,703,000, with a maturity value of
$1,443,962,867) with UBS Warburg LLC, 2.16%, dated 12/31/04, to be repurchased at $100,678,119 on 1/3/05, collateralized by Federal
National Mortgage Assn., 5%--6%, 4/1/34--10/1/34, with a value of
$1,474,609,071  (Cost $100,660,000)                                      100,660,000        100,660,000
--------------------------------------------------------------------------------------------------------

Total Investments, at Value (Cost $1,614,920,022)                               98.7%     1,707,370,965
--------------------------------------------------------------------------------------------------------
Other Assets Net of Liabilities                                                  1.3         22,585,555
                                                                       ---------------------------------
Net Assets                                                                     100.0%   $ 1,729,956,520
                                                                       =================================

FOOTNOTES TO STATEMENT OF INVESTMENTS

Principal amount is reported in U.S. Dollars, except for those denoted in the following currencies:

EUR         Euro
GBP         British Pound Sterling

1. Illiquid or restricted security. The aggregate value of illiquid or restricted securities as of December 31, 2004 was $104,084,438, which represents 6.02% of the Fund's net assets, $3,557 of which is considered restricted. See accompanying Notes to Quarterly Statement of Investments.

2. Represents the current interest rate for a variable or increasing rate security.

3. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $311,603,757 or 18.00% of the Fund's net assets as of December 31, 2004.

4. Issue is in default. See accompanying Notes to Quarterly Statement of Investments.

5. Non-income producing security.

6. Denotes a step bond: a zero coupon bond that converts to a fixed or variable interest rate at a designated future date.

7. Zero coupon bond reflects effective yield on the date of purchase.

8. Interest or dividend is paid-in-kind.

9. When-issued security or forward commitment to be delivered and settled after December 31, 2004. See accompanying Notes to Quarterly Statement of Investments.

10. All or a portion of the security is held in collateralized accounts to cover initial margin requirements on open futures sales contracts with an aggregate market value of $1,046,114. See accompanying Notes to Quarterly Statement of Investments.

11. Received as the result of issuer reorganization.


                      20 | OPPENHEIMER CHAMPION INCOME FUND

OPPENHEIMER CHAMPION INCOME FUND

STATEMENT OF INVESTMENTS  DECEMBER 31, 2004 / UNAUDITED
--------------------------------------------------------------------------------

12. Affiliated company. Represents ownership of at least 5% of the voting securities of the issuer, and is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended December 31, 2004. The aggregate fair value of securities of affiliated companies held by the Fund as of December 31, 2004 amounts to $3,557. Transactions during the period in which the issuer was an affiliate are as follows:

                                 SHARES      GROSS         GROSS                  SHARES
                     SEPTEMBER 30, 2004  ADDITIONS    REDUCTIONS       DECEMBER 31, 2004
----------------------------------------------------------------------------------------
Prandium, Inc.                  323,326         --            --                 323,326


                                                      UNREALIZED                DIVIDEND
                                                    DEPRECIATION                  INCOME
----------------------------------------------------------------------------------------
Prandium, Inc.                                       $ 3,799,743            $         --

13. Interest rate represents a weighted average rate comprised of the interest rates of the underlying securities.

FEDERAL TAX. The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of December 31, 2004 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities                $1,619,826,684
                                              ===============

Gross unrealized appreciation                 $  149,451,675
Gross unrealized depreciation                    (61,907,395)
                                              ---------------
Net unrealized appreciation (depreciation)    $   87,544,280
                                              ===============

NOTES TO QUARTERLY STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of The New York Stock Exchange (the Exchange), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed or traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing bid and asked prices, and if not, at the closing bid price. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision


                      21 | OPPENHEIMER CHAMPION INCOME FUND

OPPENHEIMER CHAMPION INCOME FUND

STATEMENT OF INVESTMENTS  DECEMBER 31, 2004 / UNAUDITED
--------------------------------------------------------------------------------

of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

STRUCTURED NOTES. The Fund invests in structured notes whose market values, interest rates and/or redemption prices are linked to the performance of underlying foreign currencies, interest rate spreads, stock market indices, prices of individual securities, commodities or other financial instruments or the occurrence of other specific events. The structured notes are often leveraged, increasing the volatility of each note's market value relative to the change in the underlying linked financial element or event. Fluctuations in value of these securities are recorded as unrealized gains and losses in the accompanying financial statements. The Fund records a realized gain or loss when a structured note is sold or matures. As of December 31, 2004, the market value of these securities comprised 5.7% of the Fund's net assets and resulted in unrealized gains of $2,259,463.

SECURITIES ON A WHEN-ISSUED BASIS OR FORWARD COMMITMENT. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis or forward commitment can take place up to ten days or more after the trade date. Normally the settlement date occurs within six months after the trade date; however, the Fund may, from time to time, purchase securities whose settlement date extends six months or more beyond trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The Fund maintains internally designated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a when-issued basis or forward commitment may increase the volatility of the Fund's net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase. As of December 31, 2004, the Fund had sold $530,453 of securities issued on a when-issued basis or forward commitment.

SECURITY CREDIT RISK. The Fund invests in high-yield securities, which may be subject to a greater degree of credit risk, market fluctuations and loss of income and principal, and may be more sensitive to economic conditions than lower-yielding, higher-rated fixed income securities. The Fund may acquire securities in default, and is not obligated to dispose of securities whose issuers subsequently default. As of December 31, 2004, securities with an aggregate market value of $24,537,794, representing 1.42% of the Fund's net assets, were in default.

FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. Prices of securities denominated in foreign currencies are translated into U.S. dollars as of the close of The New York Stock Exchange (the Exchange), normally 4:00 P.M. Eastern time, on each day the Exchange is open. Amounts related to the purchase and sale of foreign securities and investment income are translated at the rates of exchange prevailing on the respective dates of such transactions. Foreign exchange rates may be valued primarily using dealer supplied valuations or a portfolio pricing service authorized by the Board of Trustees.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise


                      22 | OPPENHEIMER CHAMPION INCOME FUND

OPPENHEIMER CHAMPION INCOME FUND

STATEMENT OF INVESTMENTS  DECEMBER 31, 2004 / UNAUDITED
--------------------------------------------------------------------------------

from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations.

JOINT REPURCHASE AGREEMENTS. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated funds advised by the Manager, may transfer uninvested cash balances into joint trading accounts on a daily basis. These balances are invested in one or more repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings. book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses or tax realization of financial statement unrealized gain or loss.

FUTURES CONTRACTS. A futures contract is a commitment to buy or sell a specific amount of a commodity or financial instrument at a negotiated price on a stipulated future date. Futures contracts are traded on a commodity exchange. The Fund may buy and sell futures contracts that relate to broadly based securities indices (financial futures) or debt securities (interest rate futures) in order to gain exposure to or protection from changes in market value of stocks and bonds or interest rates. The Fund may also buy or write put or call options on these futures contracts.

The Fund generally sells futures contracts as a hedge against increases in interest rates and decreases in market value of portfolio securities. The Fund may also purchase futures contracts to gain exposure to market changes as it may be more efficient or cost effective than actually buying securities.

Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or has expired.

Cash held by the broker to cover initial margin requirements on open futures contracts is noted in the Statement of Assets and Liabilities. Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the Statement of Investments. The Statement of Assets and Liabilities reflects a receivable and/or payable for the daily mark to market for variation margin. Realized gains and losses are reported in the Statement of Operations as the closing and expiration of futures contracts. The net change in unrealized appreciation and depreciation is reported on the Statement of Operations.

Risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

As of December 31, 2004, the Fund had outstanding futures contracts as follows:


                      23 | OPPENHEIMER CHAMPION INCOME FUND

OPPENHEIMER CHAMPION INCOME FUND

STATEMENT OF INVESTMENTS  DECEMBER 31, 2004 / UNAUDITED
--------------------------------------------------------------------------------

                                                                                           UNREALIZED
                                   EXPIRATION      NUMBER OF         VALUATION AS OF     APPRECIATION
CONTRACT DESCRIPTION                    DATES      CONTRACTS       DECEMBER 31, 2004   (DEPRECIATION)
-----------------------------------------------------------------------------------------------------
CONTRACTS TO PURCHASE
Standard & Poor's 500 Index           3/17/05             60             $18,205,500      $  246,750
                                                                                          -----------

CONTRACTS TO SELL
Standard & Poor's 500 Index           3/17/05              7               2,123,975         (30,598)
                                                                                          -----------
                                                                                          $  216,152
                                                                                          ===========

INTEREST RATE SWAP CONTRACTS. The Fund may enter into an interest rate swap transaction to maintain a total return or yield spread on a particular investment, or portion of its portfolio, or for other non-speculative purposes. Interest rate swaps involve the exchange of commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments. The coupon payments are based on an agreed upon principal amount and a specified index. Because the principal amount is not exchanged, it represents neither an asset nor a liability to either counterparty, and is referred to as notional. The Fund records an increase or decrease to unrealized gain (loss), in the amount due to or owed by the Fund at termination or settlement.

Interest rate swaps are subject to credit risk (if the counterparty fails to meet its obligations) and interest rate risk. The Fund could be obligated to pay more under its swap agreements than it receives under them, as a result of interest rate changes.

As of December 31, 2004, the Fund had entered into the following interest rate swap agreements:

                                              FIXED RATE    FLOATING RATE
                                                 PAID BY      RECEIVED BY
                  SWAP       NOTIONAL        THE FUND AT      THE FUND AT        FLOATING      TERMINATION     UNREALIZED
          COUNTERPARTY         AMOUNT      DEC. 31, 2004    DEC. 31, 2004      RATE INDEX             DATE   DEPRECIATION
-------------------------------------------------------------------------------------------------------------------------
Duetsche Bank AG          $60,000,000              4.11%            2.41%     Three-Month          12/2/09       $271,542
                                                                              LIBOR flat

Index abbreviations are as follows:

LIBOR                   London-Interbank Offered Rate

ILLIQUID OR RESTRICTED SECURITIES. As of December 31, 2004, investments in securities included issues that are illiquid or restricted. Restricted securities are purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and are valued under methods approved by the Board of Trustees as reflecting fair value. A security may also be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund will not invest more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid or restricted securities. Certain restricted securities, eligible for resale to qualified institutional investors, are not subject to that limitation. Information concerning restricted securities is as follows:


                      24 | OPPENHEIMER CHAMPION INCOME FUND

OPPENHEIMER CHAMPION INCOME FUND

STATEMENT OF INVESTMENTS  DECEMBER 31, 2004 / UNAUDITED
--------------------------------------------------------------------------------

                                 ACQUISITION                    VALUATION AS OF      UNREALIZED
SECURITY                                DATE          COST    DECEMBER 31, 2004    DEPRECIATION
-----------------------------------------------------------------------------------------------
Geotek Communications, Inc.,
Series B, Escrow Shares               1/4/01    $    6,660               $   --      $    6,660
Prandium, Inc.               3/19/99-7/19/02     3,803,300                3,557       3,799,743


                      24 | OPPENHEIMER CHAMPION INCOME FUND

ITEM 2. CONTROLS AND PROCEDURES.

      (a) Based on their evaluation of registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of December 31, 2004,
            registrant's principal executive officer and principal financial officer found registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

      (b) There have been no significant changes in registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

      (a)   Exhibits attached hereto. (Attach certifications as exhibits)